March 7, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account I EDGAR CIK No. 0000742277; File No. 811-3989 Northwestern Mutual Variable Life Account II EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account I and Account II, (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ annual report for the period ending December 31, 2012 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	03/07/2013	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	02/20/2013	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	02/20/2013	811-05511
Neuberger Berman Socially Responsive Portfolio	0000736913	02/19/2013	811-04255
Russell Investment Funds	0000824036	02/25/2013	811-05371
Russell Investment Funds – Life Points Variable Target Portfolio Series	0000824036	02/25/2013	811-05371

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

In addition, performance summaries and financial statements for the Accounts are filed herewith. This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

The Northwestern Mutual Life Insurance Company . 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797 . 414 271 1444

The Northwestern Mutual life Insurance Company

VariableLife

December 31, 2012

Annual Reports

Optimized to contain one or more of the following:* Northwestern Mutual Series Fund, Inc.

Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity® VIP Contrafund® Portfolio Service Class 2

Neuberger Berman AMT Socially Responsive Portfolio Russell Investment Funds Russell Investment Funds – lifePoints® Variable Target Portfolio Series

*See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any, included herein.

Northwestern Mutual Variable Life Account Northwestern Mutual Variable Life Account II

90-1899 (0786) (REV 0113)

The Northwestern Mutual life Insurance Company (Northwestern Mutual)

how To Get More Information

Northwestern Mutual Express:

1-800-519-4665

Get up-to-date information about your policy at your convenience with your policy number and your Personal Identification Number (PIN). Call toll-free to review policy values and request a change to the allocations of your existing assets or future premiums/dividends.

Information on the Internet:

Northwestern Mutual www.northwesternmutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our Web site. You can also visit us at our customer service section from our Web site for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online.

To sign up for this service please call 1-866-424-2609 between 7 a.m. and 6 p.m. Central Time Monday – Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife, Custom Variable Universal Life, and Variable Whole Life, please call 1-866-424-2609, between 7 a.m. and 6 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. and 5:00 p.m. Central Time Monday – Friday.

SIPC Disclosure

Variable insurance products are offered through Northwestern

Mutual Investment Services, LLC (“NMIS”), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. NMIS is a broker-dealer and investment adviser registered with the SEC and is a member of FINRA and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at 202-371-8300 or visiting its Web site at www.sipc.org.

Contents

Performance Summaries for the Northwestern Mutual Variable Life Accounts	8 pages

Northwestern Mutual Series Fund, Inc. - Annual Report	282 pages

Fidelity® VIP Mid Cap Portfolio - Annual Report	36 pages

(This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Annual Report	40 pages

(This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman AMT Socially Responsive Portfolio - Annual Report	36 pages

(This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Annual Report	156 pages

(This report follows the end of the Neuberger Berman AMT Socially Responsive Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Annual Report	88 pages

(This report follows the end of the Russell Investment Funds)

Northwestern Mutual Variable Life Account Financial Statements	25 pages

Northwestern Mutual Variable Life Account II Financial Statements	25 pages

Prospectus Supplements	9 pages

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Performance Summary (unaudited)    as of December 31, 2012

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2012)	Growth Stock Division	Focused Appreciation Division		Large Cap Core Stock Division	Large Cap Blend Division		Index 500 Stock Division	Large Company Value Division		Domestic Equity Division
1 year	12.32%	19.48%		11.02%	14.57%		15.12%	15.83%		13.72%
5 years	2.21%	2.56%		(4.02%)	(4.72%)		5.14%	(3.33%)		2.50%
Annualized	0.44%	0.51%		(0.82%)	(0.96%)		1.01%	(0.67%)		0.50%
10 years	61.87%	—		64.60%	—		84.85%	—		83.96%
Annualized	4.93%	—		5.11%	—		6.34%	—		6.28%
Since division inception in Variable Life Account(b)	—	122.38	%(f)	—	7.90	%(c)	—	11.91	%(c)	—
Annualized	—	8.62%		—	5.19%		—	7.77%		—
Since portfolio inception(b)	—	122.38	%(f)	—	(11.26	%)(e)	—	(9.43	%)(e)	—
Annualized	—	8.62%		—	(2.08%)		—	(1.73%)		—
Current yield(g)

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	12.43%	19.60%		11.13%	14.68%		15.23%	15.95%		13.83%
5 years	2.72%	3.08%		(3.54%)	(4.25%)		5.67%	(2.85%)		3.01%
Annualized	0.54%	0.61%		(0.72%)	(0.86%)		1.11%	(0.58%)		0.60%
10 years	63.49%	—		66.24%	—		86.70%	—		85.80%
Annualized	5.04%	—		5.21%	—		6.44%	—		6.39%
Since division inception in Variable Life Account(b)	—	124.53	%(f)	—	8.06	%(c)	—	12.08	%(c)	—
Annualized	—	8.73%		—	5.29%		—	7.88%		—
Since portfolio inception(b)	—	124.53	%(f)	—	(10.75	%)(e)	—	(8.92	%)(e)	—
Annualized	—	8.73%		—	(1.99%)		—	(1.63%)		—
Current yield(g)

Variable Executive Life & Variable Joint Life(a)
1 year	12.94%	20.14%		11.63%	15.20%		15.76%	16.47%		14.35%
5 years	5.05%	5.42%		(1.35%)	(2.07%)		8.07%	(0.64%)		5.36%
Annualized	0.99%	1.06%		(0.27%)	(0.42%)		1.56%	(0.13%)		1.05%
10 years	71.77%	—		74.66%	—		96.15%	—		95.21%
Annualized	5.56%	—		5.74%	—		6.97%	—		6.92%
Since division inception in Variable Life Account(b)	—	135.44	%(f)	—	8.80	%(c)	—	12.84	%(c)	—
Annualized	—	9.26%		—	5.77%		—	8.36%		—
Since portfolio inception(b)	—	135.44	%(f)	—	(8.45	%)(e)	—	(6.57	%)(e)	—
Annualized	—	9.26%		—	(1.54%)		—	(1.19%)		—
Current yield(g)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product's inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 10, 1998 to December 31, 2008.
(b)	See the following footnotes for division and portfolio inception dates.
(c)	Division inception on June 30, 2011.
(d)	Portfolio inception on April 29, 2011.
(e)	Portfolio inception on April 30, 2007.
(f)	Division and portfolio inception on May 1, 2003.
(g)	For the seven-day period ended December 31, 2012, the Money Market Portfolio’s yield was 0.02% and was equivalent to a compound effective yield of 0.02%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, a portion of the management fee for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.

Equity Income Division		Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division		Small Cap Growth Stock Division	Index 600 Stock Division		Small Cap Value Division	International Growth Division
16.59%		11.35%	17.00%	15.93%		8.88%	15.16%		15.69%	17.34%
4.22%		0.19%	23.77%	8.18%		(4.04%)	23.07%		25.41%	(23.08%)
0.83%		0.04%	4.36%	1.59%		(0.82%)	4.24%		4.63%	(5.11%)
—		84.85%	151.15%	—		90.89%	—		153.44%	103.26%
—		6.34%	9.65%	—		6.68%	—		9.75%	7.35%
84.67	%(f)	—	—	100.05	%(f)	—	7.94	%(c)	—	—
6.55%		—	—	7.44%		—	5.21%		—	—
84.67	%(f)	—	—	100.05	%(f)	—	15.39	%(e)	—	—
6.55%		—	—	7.44%		—	2.56%		—	—

16.70%		11.46%	17.12%	16.05%		8.99%	15.28%		15.80%	17.46%
4.74%		0.69%	24.38%	8.72%		(3.56%)	23.68%		26.04%	(22.70%)
0.93%		0.14%	4.46%	1.69%		(0.72%)	4.34%		4.74%	(5.02%)
—		86.69%	153.66%	—		92.80%	—		155.98%	105.29%
—		6.44%	9.76%	—		6.79%	—		9.86%	7.46%
86.45	%(f)	—	—	101.99	%(f)	—	8.10	%(c)	—	—
6.66%		—	—	7.54%		—	5.32%		—	—
86.45	%(f)	—	—	101.99	%(f)	—	16.04	%(e)	—	—
6.66%		—	—	7.54%		—	2.66%		—	—

17.23%		11.97%	17.64%	16.57%		9.48%	15.80%		16.33%	17.99%
7.13%		2.98%	27.21%	11.19%		(1.37%)	26.49%		28.90%	(20.94%)
1.39%		0.59%	4.93%	2.14%		(0.28%)	4.81%		5.21%	(4.59%)
—		96.15%	166.51%	—		102.57%	—		168.94%	115.69%
—		6.97%	10.30%	—		7.31%	—		10.40%	7.99%
95.51	%(f)	—	—	111.80	%(f)	—	8.83	%(c)	—	—
7.18%		—	—	8.07%		—	5.79%		—	—
95.51	%(f)	—	—	111.80	%(f)	—	19.04	%(e)	—	—
7.18%		—	—	8.07%		—	3.12%		—	—

v

Performance Summary (unaudited), continued    as of December 31, 2012

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2012)	Research International Core Division		International Equity Division	Emerging Markets Equity Division		Money Market Division	Short-Term Bond Division		Select Bond Division	Long-Term U.S. Government Bond Division
1 year	16.12%		20.85%	18.18%		(0.41%)	1.51%		4.39%	3.18%
5 years	(15.10%)		(14.36%)	(11.31%)		1.32%	13.97%		31.73%	61.71%
Annualized	(3.22%)		(3.05%)	(2.37%)		0.26%	2.65%		5.67%	10.09%
10 years	—		139.62%	—		14.57%	—		59.06%	—
Annualized	—		9.13%	—		1.37%	—		4.75%	—
Since division inception in Variable Life Account(b)	(2.64	%)(c)	—	(3.79	%)(c)	—	0.81	%(c)	—	28.77	%(c)
Annualized	(1.77%)		—	(2.54%)		—	0.54%		—	18.31%
Since portfolio inception(b)	(10.77	%)(e)	—	10.21	%(e)	—	17.06	%(e)	—	73.28	%(e)
Annualized	(1.99%)		—	1.73%		—	2.82%		—	10.18%
Current yield(g)						0.02%

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	16.23%		20.97%	18.30%		(0.31%)	1.61%		4.49%	3.28%
5 years	(14.68%)		(13.93%)	(10.87%)		1.83%	14.54%		32.38%	62.51%
Annualized	(3.12%)		(2.96%)	(2.28%)		0.36%	2.75%		5.77%	10.20%
10 years	—		142.02%	—		15.72%	—		60.65%	—
Annualized	—		9.24%	—		1.47%	—		4.85%	—
Since division inception in Variable Life Account(b)	(2.50	%)(c)	—	(3.65	%)(c)	—	0.96	%(c)	—	28.96	%(c)
Annualized	(1.67%)		—	(2.44%)		—	0.64%		—	18.43%
Since portfolio inception(b)	(10.26	%)(e)	—	10.83	%(e)	—	17.73	%(e)	—	74.25	%(e)
Annualized	(1.89%)		—	1.83%		—	2.92%		—	10.29%
Current yield(g)						0.02%

Variable Executive Life & Variable Joint Life(a)
1 year	16.76%		21.52%	18.83%		0.15%	2.07%		4.96%	3.75%
5 years	(12.74%)		(11.98%)	(8.84%)		4.14%	17.14%		35.39%	66.20%
Annualized	(2.69%)		(2.52%)	(1.83%)		0.81%	3.21%		6.25%	10.69%
10 years	—		154.27%	—		21.58%	—		68.79%	—
Annualized	—		9.78%	—		1.97%	—		5.37%	—
Since division inception in Variable Life Account(b)	(1.84	%)(c)	—	(2.99	%)(c)	—	1.64	%(c)	—	29.84	%(c)
Annualized	(1.22%)		—	(2.00%)		—	1.09%		—	18.96%
Since portfolio inception(b)	(7.94	%)(e)	—	13.70	%(e)	—	20.76	%(e)	—	78.75	%(e)
Annualized	(1.45%)		—	2.29%		—	3.38%		—	10.78%
Current yield(g)						0.02%

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product's inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 10, 1998 to December 31, 2008.
(b)	See the following footnotes for division and portfolio inception dates.
(c)	Division inception on June 30, 2011.
(d)	Portfolio inception on April 29, 2011.
(e)	Portfolio inception on April 30, 2007.
(f)	Division and portfolio inception on May 1, 2003.
(g)	For the seven-day period ended December 31, 2012, the Money Market Portfolio’s yield was 0.02% and was equivalent to a compound effective yield of 0.02%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, a portion of the management fee for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.

Inflation Protection Division		High Yield Bond Division	Multi-Sector Bond Division		Commodities Return Strategy Division		Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division
6.76%		13.26%	14.31%		(2.89%)		9.09%	10.41%	13.93%	15.50%
33.89%		51.82%	51.10%		—		14.49%	8.31%	7.83%	(0.28%)
6.01%		8.71%	8.61%		—		2.74%	1.61%	1.52%	(0.06%)
—		143.86%	—		—		71.42%	79.13%	175.38%	118.42%
—		9.32%	—		—		5.54%	6.00%	10.66%	8.13%
13.49	%(c)	—	15.95	%(c)	(13.83	%)(c)	—	—	—	—
8.78%		—	10.34%		(9.42%)		—	—	—	—
42.51	%(e)	—	52.17	%(e)	(21.92	%)(d)	—	—	—	—
6.45%		—	7.68%		(13.74%)		—	—	—	—

6.87%		13.38%	14.43%		(2.79%)		9.20%	10.52%	14.05%	15.62%
34.56%		52.58%	51.85%		—		15.06%	8.85%	8.36%	0.22%
6.12%		8.82%	8.71%		—		2.85%	1.71%	1.62%	0.04%
—		146.30%	—		—		73.13%	80.93%	178.14%	120.61%
—		9.43%	—		—		5.64%	6.11%	10.77%	8.23%
13.66	%(c)	—	16.13	%(c)	(13.70	%)(c)	—	—	—	—
8.89%		—	10.45%		(9.33%)		—	—	—	—
43.32	%(e)	—	53.04	%(e)	(21.79	%)(d)	—	—	—	—
6.55%		—	7.79%		(13.65%)		—	—	—	—

7.35%		13.89%	14.94%		(2.35%)		9.69%	11.02%	14.56%	16.14%
37.62%		56.05%	55.30%		—		17.67%	11.33%	10.83%	2.49%
6.59%		9.31%	9.20%		—		3.31%	2.17%	2.08%	0.49%
—		158.76%	—		—		81.90%	90.08%	192.22%	132.83%
—		9.97%	—		—		6.17%	6.63%	11.32%	8.82%
14.43	%(c)	—	16.91	%(c)	(13.12	%)(c)	—	—	—	—
9.38%		—	10.95%		(8.92%)		—	—	—	—
47.02	%(e)	—	56.98	%(e)	(21.20	%)(d)	—	—	—	—
7.03%		—	8.28%		(13.26%)		—	—	—	—

Performance Summary (unaudited), continued    as of December 31, 2012

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2012)	Neuberger Berman AMT Socially Responsive Division	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division
1 year	10.37%	15.05%	15.20%	19.16%	7.78%
5 years	2.32%	0.79%	1.12%	(17.57%)	35.63%
Annualized	0.46%	0.16%	0.22%	(3.79%)	6.28%
10 years	98.15%	84.38%	106.59%	102.90%	65.60%
Annualized	7.08%	6.31%	7.53%	7.33%	5.17%
Since division inception in Variable Life Account(b)	—	—	—	—	—
Annualized	—	—	—	—	—
Since portfolio inception(b)	—	—	—	—	—
Annualized	—	—	—	—	—
Current yield(g)

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	10.48%	15.17%	15.31%	19.28%	7.89%
5 years	2.84%	1.29%	1.63%	(17.16%)	36.30%
Annualized	0.56%	0.26%	0.32%	(3.70%)	6.39%
10 years	100.14%	86.22%	108.66%	104.92%	67.26%
Annualized	7.18%	6.42%	7.63%	7.44%	5.28%
Since division inception in Variable Life Account(b)	—	—	—	—	—
Annualized	—	—	—	—	—
Since portfolio inception(b)	—	—	—	—	—
Annualized	—	—	—	—	—
Current yield(g)

Variable Executive Life & Variable Joint Life(a)
1 year	10.98%	15.69%	15.84%	19.81%	8.38%
5 years	5.17%	3.59%	3.94%	(15.28%)	39.40%
Annualized	1.01%	0.71%	0.78%	(3.26%)	6.87%
10 years	110.88%	95.65%	119.22%	115.30%	75.73%
Annualized	7.75%	6.94%	8.17%	7.97%	5.80%
Since division inception in Variable Life Account(b)	—	—	—	—	—
Annualized	—	—	—	—	—
Since portfolio inception(b)	—	—	—	—	—
Annualized	—	—	—	—	—
Current yield(g)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product's inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 10, 1998 to December 31, 2008.
(b)	See the following footnotes for division and portfolio inception dates.
(c)	Division inception on June 30, 2011.
(d)	Portfolio inception on April 29, 2011.
(e)	Portfolio inception on April 30, 2007.
(f)	Division and portfolio inception on May 1, 2003.
(g)	For the seven-day period ended December 31, 2012, the Money Market Portfolio’s yield was 0.02% and was equivalent to a compound effective yield of 0.02%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, a portion of the management fee for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.

Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division
26.86%	10.46%		12.34%		13.59%		15.04%
15.76%	19.40%		11.66%		2.68%		(5.84%)
2.97%	3.61%		2.23%		0.53%		(1.20%)
167.90%	—		—		—		—
10.36%	—		—		—		—
—	6.11	%(c)	4.71	%(c)	2.90	%(c)	2.24	%(c)
—	4.02%		3.10%		1.92%		1.49%
—	23.17	%(e)	14.28	%(e)	4.48	%(e)	(5.01	%)(e)
—	3.74%		2.38%		0.78%		(0.90%)

26.98%	10.57%		12.45%		13.70%		15.16%
16.34%	20.00%		12.22%		3.19%		(5.37%)
3.07%	3.71%		2.33%		0.63%		(1.10%)
170.58%	—		—		—		—
10.47%	—		—		—		—
—	6.27	%(c)	4.86	%(c)	3.05	%(c)	2.40	%(c)
—	4.12%		3.21%		2.02%		1.59%
—	23.86	%(e)	14.93	%(e)	5.07	%(e)	(4.48	%)(e)
—	3.85%		2.48%		0.88%		(0.80%)

27.56%	11.07%		12.96%		14.22%		15.68%
18.98%	22.72%		14.77%		5.78%		(3.22%)
3.54%	4.18%		2.79%		1.13%		(0.65%)
184.28%	—		—		—		—
11.01%	—		—		—		—
—	6.99	%(c)	5.57	%(c)	3.75	%(c)	3.09	%(c)
—	4.59%		3.67%		2.48%		2.05%
—	27.06	%(e)	17.90	%(e)	8.03	%(e)	(2.01	%)(e)
—	4.31%		2.95%		1.37%		(0.36%)

Performance Summary (unaudited), continued    as of December 31, 2012

Custom Variable Universal Life, Executive Variable Universal Life & Survivorship Variable Universal Life

Total return (as of December 31, 2012)	Growth Stock Division	Focused Appreciation Division		Large Cap Core Stock Division	Large Cap Blend Division		Index 500 Stock Division	Large Company Value Division		Domestic Equity Division
1 year	12.94%	20.14%		11.63%	15.20%		15.76%	16.47%		14.35%
5 years	5.05%	5.42%		(1.35%)	(2.07%)		8.07%	(0.64%)		5.36%
Annualized	0.99%	1.06%		(0.27%)	(0.42%)		1.56%	(0.13%)		1.05%
10 years	71.77%	—		74.66%	—		96.15%	—		95.21%
Annualized	5.56%	—		5.74%	—		6.97%	—		6.92%
Since division inception in Variable Life Account II	—	31.60%		—	8.80	%(b)	—	12.84	%(b)	—
Annualized	—	4.75%		—	5.77%		—	8.36%		—
Since portfolio inception(a)	—	135.44	%(e)	—	(8.45	%)(d)	—	(6.57	%)(d)	—
Annualized	—	9.26%		—	(1.54%)		—	(1.19%)		—
Current yield(f)

(as of December 31, 2012)	International Growth Division	Research International Core Division		International Equity Division	Emerging Markets Equity Division		Money Market Division	Short-Term Bond Division		Select Bond Division
1 year	17.99%	16.76%		21.52%	18.83%		0.15%	2.07%		4.96%
5 years	(20.94%)	(12.74%)		(11.98%)	(8.84%)		4.14%	17.14%		35.39%
Annualized	(4.59%)	(2.69%)		(2.52%)	(1.83%)		0.81%	3.21%		6.25%
10 years	115.69%	—		154.27%	—		21.58%	—		68.79%
Annualized	7.99%	—		9.78%	—		1.97%	—		5.37%
Since division inception in Variable Life Account II	—	(1.84	%)(b)	—	(2.99	%)(b)	—	1.64	%(b)	—
Annualized	—	(1.22%)		—	(2.00%)		—	1.09%		—
Since portfolio inception(a)	—	(7.94	%)(d)	—	13.70	%(d)	—	20.76	%(d)	—
Annualized	—	(1.45%)		—	2.29%		—	3.38%		—
Current yield(f)							0.02%

(as of December 31, 2012)	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division		Russell Aggressive Equity Division	Russell Non- U.S. Division		Russell Core Bond Division
1 year	14.56%	16.14%		10.98%	15.69%		15.84%	19.81%		8.38%
5 years	10.83%	2.49%		5.17%	3.59%		3.94%	(15.28%)		39.40%
Annualized	2.08%	0.49%		1.01%	0.71%		0.78%	(3.26%)		6.87%
10 years	192.22%	132.83%		110.88%	95.65%		119.22%	115.30%		75.73%
Annualized	11.32%	8.82%		7.75%	6.94%		8.17%	7.97%		5.80%
Since division inception in Variable Life Account II	—	—		—	—		—	—		—
Annualized	—	—		—	—		—	—		—
Since portfolio inception(a)	—	—		—	—		—	—		—
Annualized	—	—		—	—		—	—		—
Current yield(f)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

All policies were first offered and all divisions of the Variable Life Account II began on January 31, 2007. Performance quoted for periods prior to January 31, 2007 is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for division and portfolio inception dates.
(b)	Division inception on June 30, 2011.
(c)	Portfolio inception on April 29, 2011.
(d)	Portfolio inception on April 30, 2007.
(e)	Portfolio inception on May 1, 2003.
(f)	For the seven-day period ended December 31, 2012, the Money Market Portfolio’s yield was 0.02% and was equivalent to a compound effective yield of 0.02%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, a portion of the management fee for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.

x

Equity Income Division		Mid Cap Growth Stock Division		Index 400 Stock Division	Mid Cap Value Division		Small Cap Growth Stock Division		Index 600 Stock Division		Small Cap Value Division
17.23%		11.97%		17.64%	16.57%		9.48%		15.80%		16.33%
7.13%		2.98%		27.21%	11.19%		(1.37%)		26.49%		28.90%
1.39%		0.59%		4.93%	2.14%		(0.28%)		4.81%		5.21%
—		96.15%		166.51%	—		102.57%		—		168.94%
—		6.97%		10.30%	—		7.31%		—		10.40%

9.04%		—		—	8.52%		—		8.83	%(b)	—
1.47%		—		—	1.39%		—		5.79%		—
95.51	%(e)	—		—	111.80	%(e)	—		19.04	%(d)	—
7.18%		—		—	8.07%		—		3.12%		—

Long-Term U.S. Government Bond Division		Inflation Protection Division		High Yield Bond Division	Multi- Sector Bond Division		Commodities Return Strategy Division		Balanced Division		Asset Allocation Division
3.75%		7.35%		13.89%	14.94%		(2.35%)		9.69%		11.02%
66.20%		37.62%		56.05%	55.30%		—		17.67%		11.33%
10.69%		6.59%		9.31%	9.20%		—		3.31%		2.17%
—		—		158.76%	—		—		81.90%		90.08%
—		—		9.97%	—		—		6.17%		6.63%

29.84	%(b)	14.43	%(b)	—	16.91	%(b)	(13.12	%)(b)	—		—
18.96%		9.38%		—	10.95%		(8.92%)		—		—
78.75	%(d)	47.02	%(d)	—	56.98	%(d)	(21.20	%)(c)	—		—
10.78%		7.03%		—	8.28%		(13.26%)		—		—

Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division
27.56%	11.07%		12.96%		14.22%		15.68%
18.98%	22.72%		14.77%		5.78%		(3.22%)
3.54%	4.18%		2.79%		1.13%		(0.65%)
184.28%	—		—		—		—
11.01%	—		—		—		—

—	6.99	%(b)	5.57	%(b)	3.75	%(b)	3.09	%(b)
—	4.59%		3.67%		2.48%		2.05%
—	27.06	%(d)	17.90	%(d)	8.03	%(d)	(2.01	%)(d)
—	4.31%		2.95%		1.37%		(0.36%)

Annual Report December 31, 2012

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account Financial Statements

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2012

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division	Large Company Value Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$284,685	$96,087	$191,924	$3,615	$785,477	$3,112
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	—	—	57	—

Total Assets	284,685	96,087	191,924	3,615	785,534	3,112

Liabilities:
Due to Northwestern Mutual Life Insurance Company	97	—	21	—	—	—

Total Liabilities	97	—	21	—	—	—

Total Net Assets	$284,588	$96,087	$191,903	$3,615	$785,534	$3,112

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$25,207	$6,890	$21,416	$146	$114,495	$520
Northwestern Mutual Equity	511	112	478	3	1,952	4
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	239,806	78,836	155,523	3,141	607,057	2,487
Northwestern Mutual Equity	9,225	3,429	6,061	102	23,146	90
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	4,416	3,227	4,232	204	16,817	—
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	5,423	3,593	4,193	19	22,067	11

Total Net Assets	$284,588	$96,087	$191,903	$3,615	$785,534	$3,112

(1) Investments, at cost	$230,751	$80,654	$162,689	$3,451	$725,318	$2,979
Mutual Fund Shares Held	121,349	45,932	143,440	4,361	276,674	3,709
(2) Accumulation Unit Value	$2.690097	$2.245328	$2.155410	$1.080633	$3.043500	$1.120811
Units Outstanding	92,573	36,639	74,967	3,001	207,065	2,299
(3) Accumulation Unit Value	$36.785012	$23.543734	$29.198468	$9.155103	$69.136117	$9.343226
Units Outstanding	120	137	145	22	243	—
(4) Accumulation Unit Value	$36.785012	$23.543734	$29.198468	$9.155103	$69.136117	$9.343226
Units Outstanding	147	153	144	2	319	1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

1

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2012

(in thousands, except accumulation unit values)

	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$134,621	$90,309	$374,575	$213,742	$39,419	$185,205
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	7	—	23	2	—	—

Total Assets	134,628	90,309	374,598	213,744	39,419	185,205

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	9	—	—	88	137

Total Liabilities	—	9	—	—	88	137

Total Net Assets	$134,628	$90,300	$374,598	$213,744	$39,331	$185,068

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$12,283	$7,423	$53,782	$10,630	$2,543	$8,524
Northwestern Mutual Equity	231	133	1,093	162	45	153
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	107,803	72,999	299,402	183,091	33,001	160,391
Northwestern Mutual Equity	4,901	2,878	11,187	7,022	1,478	6,782
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	4,213	2,989	3,450	6,093	901	2,899
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	5,197	3,878	5,684	6,746	1,363	6,319

Total Net Assets	$134,628	$90,300	$374,598	$213,744	$39,331	$185,068

(1) Investments, at cost	$136,572	$82,577	$324,604	$192,260	$37,007	$184,662
Mutual Fund Shares Held	137,790	67,244	114,830	143,163	30,253	98,409
(2) Accumulation Unit Value	$1.419182	$1.864547	$2.733618	$2.643527	$2.019864	$2.434726
Units Outstanding	79,414	40,695	113,619	71,917	17,070	68,663
(3) Accumulation Unit Value	$15.037814	$19.550985	$75.402575	$29.923387	$21.179677	$31.582975
Units Outstanding	280	153	46	204	43	92
(4) Accumulation Unit Value	$15.037814	$19.550985	$75.402575	$29.923387	$21.179677	$31.582975
Units Outstanding	346	198	75	225	64	200

The Accompanying Notes are an Integral Part of the Financial Statements.

2

Statements of Assets and Liabilities

Index 600 Stock Division	Small Cap Value Division	International Growth Division	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

$6,205	$143,950	$82,923	$12,231	$504,516	$21,471	$170,040	$6,957
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
1	23	—	2	—	—	—	3

6,206	143,973	82,923	12,233	504,516	21,471	170,040	6,960

—	—	82	—	35	2	100	—

—	—	82	—	35	2	100	—

$6,206	$143,973	$82,841	$12,233	$504,481	$21,469	$169,940	$6,960

$448	$10,954	$4,203	$880	$61,399	$1,209	$11,625	$296
6	182	77	23	1,159	23	233	5

5,062	118,419	68,559	9,639	399,391	17,639	123,358	5,690
202	5,036	3,218	347	15,749	637	6,663	197

470	3,540	3,551	1,018	13,496	1,198	10,415	535

18	5,842	3,233	326	13,287	763	17,646	237

$6,206	$143,973	$82,841	$12,233	$504,481	$21,469	$169,940	$6,960

$6,038	$120,119	$93,873	$11,283	$459,722	$19,701	$170,041	$6,979
6,162	76,123	68,644	14,718	281,224	20,294	170,041	6,780
$1.081019	$2.438620	$1.616718	$0.975017	$2.943691	$0.963548	$1.549943	$1.009629
4,869	50,625	44,396	10,242	141,028	18,968	83,888	5,831
$11.903891	$25.839588	$17.130842	$9.205651	$4.474566	$11.369632	$41.497953	$12.076410
39	137	207	111	3,016	105	251	44
$11.903891	$25.839588	$17.130842	$9.205651	$4.474566	$11.369632	$41.497953	$12.076410
2	226	189	35	2,969	67	425	20
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

3

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2012

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi- Sector Bond Division	Commodities Return Strategy Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$268,346	$7,933	$10,670	$106,436	$18,873	$10,797
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	—	—	—	—

Total Assets	268,346	7,933	10,670	106,436	18,873	10,797

Liabilities:
Due to Northwestern Mutual Life Insurance Company	272	—	—	166	1	—

Total Liabilities	272	—	—	166	1	—

Total Net Assets	$268,074	$7,933	$10,670	$106,270	$18,872	$10,797

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$25,647	$1,585	$597	$8,342	$887	$297
Northwestern Mutual Equity	449	12	9	128	14	6
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	197,563	5,771	8,486	86,734	16,383	9,096
Northwestern Mutual Equity	8,031	200	255	3,133	612	345
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	25,749	27	893	4,569	252	810
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	10,635	338	430	3,364	724	243

Total Net Assets	$268,074	$7,933	$10,670	$106,270	$18,872	$10,797

(1) Investments, at cost	$256,517	$8,521	$10,481	$96,059	$17,681	$11,288
Mutual Fund Shares Held	205,787	7,429	8,753	141,723	16,483	13,703
(2) Accumulation Unit Value	$2.609587	$1.289646	$1.136621	$3.143457	$1.161278	$8.629822
Units Outstanding	78,784	4,631	7,690	28,588	14,635	1,094
(3) Accumulation Unit Value	$204.702189	$17.875038	$14.701699	$41.068270	$15.698283	$7.880392
Units Outstanding	126	1	61	111	16	103
(4) Accumulation Unit Value	$204.702189	$17.875038	$14.701699	$41.068270	$15.698283	$7.880392
Units Outstanding	52	19	29	82	46	31

The Accompanying Notes are an Integral Part of the Financial Statements.

4

Statements of Assets and Liabilities

Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division

$331,282	$39,575	$—	$—	$—	$—	$—	$—
—	—	128,383	20,234	—	—	—	—

—	—	—	—	1,683	—	—	—
—	—	—	—	—	162,557	80,741	115,683

—	—	1	—	—	—	—	—

331,282	39,575	128,384	20,234	1,683	162,557	80,741	115,683

201	2	—	—	—	476	3	16

201	2	—	—	—	476	3	16

$331,081	$39,573	$128,384	$20,234	$1,683	$162,081	$80,738	$115,667

$150,065	$5,266	$11,161	$1,199	$71	$6,928	$4,608	$7,060
1,874	85	197	13	1	129	78	131

156,544	30,164	103,095	16,748	1,162	131,367	67,212	91,703
5,939	1,286	4,665	554	49	5,859	2,976	3,943

10,909	1,149	4,616	1,178	132	11,378	2,968	7,562

5,750	1,623	4,650	542	268	6,420	2,896	5,268

$331,081	$39,573	$128,384	$20,234	$1,683	$162,081	$80,738	$115,667

$334,006	$36,042	$125,681	$18,948	$1,577	$134,782	$77,194	$127,222
219,829	34,960	4,282	778	106	10,730	6,201	11,220
$2.839508	$1.576122	$2.835677	$1.067828	$1.005443	$1.101694	$1.684569	$1.415380
57,222	19,954	38,001	16,203	1,204	124,556	41,666	67,577
$153.677764	$16.700324	$29.733518	$11.458810	$10.715212	$12.171877	$19.088862	$15.277391
71	69	155	103	12	935	155	495
$153.677764	$16.700324	$29.733518	$11.458810	$10.715212	$12.171877	$19.088862	$15.277391
37	97	156	47	25	527	152	345

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

5

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2012

(in thousands, except accumulation unit values)

	Russell Core Bond Division	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$—	$—	$—	$—	$—	$—
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—	—
Russell Investment Funds	100,186	152,730	2,140	9,674	11,342	5,373
Due from Northwestern Mutual Life Insurance Company	—	—	—	—	3	—

Total Assets	100,186	152,730	2,140	9,674	11,345	5,373

Liabilities:
Due to Northwestern Mutual Life Insurance Company	253	159	1	1	—	2

Total Liabilities	253	159	1	1	—	2

Total Net Assets	$99,933	$152,571	$2,139	$9,673	$11,345	$5,371

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$6,526	$9,795	$207	$1,673	$1,729	$574
Northwestern Mutual Equity	143	150	5	25	28	11
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	68,603	126,305	1,510	7,205	9,185	4,099
Northwestern Mutual Equity	2,743	5,446	60	265	403	159
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	17,029	5,635	—	35	—	—
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	4,889	5,240	357	470	—	528

Total Net Assets	$99,933	$152,571	$2,139	$9,673	$11,345	$5,371

(1) Investments, at cost	$95,510	$147,413	$2,106	$9,131	$10,799	$5,122
Mutual Fund Shares Held	9,268	9,937	212	1,013	1,265	654
(2) Accumulation Unit Value	$2.116915	$3.553123	$1.062654	$1.048620	$1.030529	$1.023971
Units Outstanding	33,703	37,080	1,477	7,124	9,304	4,159
(3) Accumulation Unit Value	$22.402721	$37.550773	$12.706153	$11.789785	$10.802768	$9.799317
Units Outstanding	760	150	—	3	—	—
(4) Accumulation Unit Value	$22.402721	$37.550773	$12.706153	$11.789785	$10.802768	$9.799317
Units Outstanding	218	140	28	40	—	54

The Accompanying Notes are an Integral Part of the Financial Statements.

6

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Variable Life Account

For the Year Ended December 31, 2012

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division	Large Company Value Division
Income:
Dividend income	$1,658	$261	$2,326	$34	$13,713	$56
Expenses:
Mortality and expense risk charges	1,273	399	841	16	3,340	14
Taxes	13	3	11	—	57	—

Net investment income (loss)	372	(141)	1,474	18	10,316	42

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,428	2,462	119	121	(1,152)	310
Realized gain distributions	—	—	—	144	14,039	—

Realized gains (losses)	2,428	2,462	119	265	12,887	310

Change in unrealized appreciation/ depreciation of investments during the period	30,637	14,195	18,456	53	84,509	(48)

Net increase (decrease) in net assets resulting from operations	$33,437	$16,516	$20,049	$336	$107,712	$304

	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division
Income:
Dividend income	$2,904	$1,312	$469	$1,917	$521	$—
Expenses:
Mortality and expense risk charges	572	358	1,692	893	164	815
Taxes	6	3	27	5	1	5

Net investment income (loss)	2,326	951	(1,250)	1,019	356	(820)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,094)	(850)	(2,650)	6,296	(764)	2,533
Realized gain distributions	—	—	—	9,136	—	—

Realized gains (losses)	(3,094)	(850)	(2,650)	15,432	(764)	2,533

Change in unrealized appreciation/ depreciation of investments during the period	18,183	12,820	44,477	16,161	6,183	14,651

Net increase (decrease) in net assets resulting from operations	$17,415	$12,921	$40,577	$32,612	$5,775	$16,364

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

7

Statements of Operations

Northwestern Mutual Variable Life Account

For the Year Ended December 31, 2012

(in thousands)

	Index 600 Stock Division	Small Cap Value Division	International Growth Division	Research International Core Division	International Equity Division	Emerging Markets Equity Division
Income:
Dividend income	$148	$522	$1,054	$153	$12,106	$25
Expenses:
Mortality and expense risk charges	19	595	329	34	2,000	66
Taxes	—	5	2	—	29	—

Net investment income (loss)	129	(78)	723	119	10,077	(41)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	123	3,627	(3,011)	(34)	1,918	(59)
Realized gain distributions	138	1,605	—	—	—	8

Realized gains (losses)	261	5,232	(3,011)	(34)	1,918	(51)

Change in unrealized appreciation/ depreciation of investments during the period	121	15,350	15,053	1,117	77,414	2,264

Net increase (decrease) in net assets resulting from operations	$511	$20,504	$12,765	$1,202	$89,409	$2,172

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division
Income:
Dividend income	$3,878	$91	$495	$221	$3	$1,847
Expenses:
Mortality and expense risk charges	1,496	167	536	58	5	663
Taxes	75	3	6	—	—	4

Net investment income (loss)	2,307	(79)	(47)	163	(2)	1,180

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,873)	(614)	55	42	25	7,889
Realized gain distributions	—	—	10,252	—	—	—

Realized gains (losses)	(4,873)	(614)	10,307	42	25	7,889

Change in unrealized appreciation/ depreciation of investments during the period	31,524	4,672	6,397	1,292	89	14,317

Net increase (decrease) in net assets resulting from operations	$28,958	$3,979	$16,657	$1,497	$112	$23,386

The Accompanying Notes are an Integral Part of the Financial Statements.

8

Statements of Operations

Money Market Division	Short-Term Bond Division	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division	Commodities Return Strategy Division

$229	$87	$6,989	$150	$220	$6,414	$58	$—

630	25	1,022	36	32	430	51	36
6	—	13	1	—	4	—	—

(407)	62	5,954	113	188	5,980	7	(36)

—	(10)	1,806	(527)	76	593	40	(215)
—	—	5,634	631	89	—	50	—

—	(10)	7,440	104	165	593	90	(215)

—	34	(1,974)	(58)	128	6,185	1,414	(104)

$(407)	$86	$11,420	$159	$481	$12,758	$1,511	$(355)

Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

$868	$1,962	$2,298	$7,083	$47	$195	$175	$78

341	445	350	590	5	32	34	17
2	3	3	4	—	1	1	—

525	1,514	1,945	6,489	42	162	140	61

(750)	(1,834)	1,181	(943)	24	61	35	79
—	—	2,455	—	5	—	—	—

(750)	(1,834)	3,636	(943)	29	61	35	79

11,819	20,094	1,968	27,649	37	532	606	265

$11,594	$19,774	$7,549	$33,195	$108	$755	$781	$405

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

9

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$372	$999	$(141)	$(220)
Net realized gains (losses)	2,428	1,424	2,462	824
Net change in unrealized appreciation/depreciation	30,637	(6,980)	14,195	(6,641)

Net increase (decrease) in net assets resulting from operations	33,437	(4,557)	16,516	(6,037)

Policy Transactions:
Policyowners’ net payments	19,641	21,162	6,448	7,535
Policy loans, surrenders and death benefits	(23,795)	(23,482)	(7,950)	(6,377)
Mortality and other (net)	(7,517)	(7,489)	(2,450)	(2,392)
Transfers from other divisions	17,447	52,311	13,134	14,189
Transfers to other divisions	(23,930)	(57,341)	(15,549)	(18,843)

Net increase (decrease) in net assets resulting from policy transactions	(18,154)	(14,839)	(6,367)	(5,888)

Net increase (decrease) in net assets	15,283	(19,396)	10,149	(11,925)

Net Assets:
Beginning of period	269,305	288,701	85,938	97,863

End of period	$284,588	$269,305	$96,087	$85,938

Units issued during the period	11,669	15,047	6,960	8,098
Units redeemed during the period	(16,722)	(19,141)	(9,268)	(10,082)

Net units issued (redeemed) during period	(5,053)	(4,094)	(2,308)	(1,984)

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$2,326	$2,274	$951	$826
Net realized gains (losses)	(3,094)	(2,543)	(850)	(1,190)
Net change in unrealized appreciation/depreciation	18,183	886	12,820	(675)

Net increase (decrease) in net assets resulting from operations	17,415	617	12,921	(1,039)

Policy Transactions:
Policyowners’ net payments	9,596	11,271	5,151	5,408
Policy loans, surrenders and death benefits	(9,944)	(9,263)	(5,788)	(5,061)
Mortality and other (net)	(3,419)	(3,477)	(2,085)	(1,885)
Transfers from other divisions	9,421	15,874	22,379	21,711
Transfers to other divisions	(19,571)	(18,524)	(19,131)	(16,121)

Net increase (decrease) in net assets resulting from policy transactions	(13,917)	(4,119)	526	4,052

Net increase (decrease) in net assets	3,498	(3,502)	13,447	3,013

Net Assets:
Beginning of period	131,130	134,632	76,853	73,840

End of period	$134,628	$131,130	$90,300	$76,853

Units issued during the period	11,427	17,257	10,303	11,385
Units redeemed during the period	(20,151)	(18,848)	(9,917)	(9,705)

Net units issued (redeemed) during period	(8,724)	(1,591)	386	1,680

The Accompanying Notes are an Integral Part of the Financial Statements.

10

Statements of Changes in Net Assets

Large Cap Core Stock Division		Large Cap Blend Division		Index 500 Stock Division		Large Company Value Division
Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

$1,474	$1,351	$18	$20	$10,316	$9,066	$42	$39
119	(1,127)	265	(20)	12,887	12,042	310	(5)
18,456	(3,230)	53	111	84,509	(9,438)	(48)	180

20,049	(3,006)	336	111	107,712	11,670	304	214

13,425	14,918	168	13	48,384	52,024	182	12
(16,361)	(14,770)	(52)	(53)	(57,081)	(56,552)	108	(4)
(5,195)	(5,030)	(19)	(10)	(19,423)	(18,584)	(17)	(10)
13,014	10,296	2,322	3,300	59,917	98,356	2,708	2,606
(15,634)	(12,799)	(2,253)	(248)	(67,775)	(104,005)	(2,766)	(225)

(10,751)	(7,385)	166	3,002	(35,978)	(28,761)	215	2,379

9,298	(10,391)	502	3,113	71,734	(17,091)	519	2,593

182,605	192,996	3,113	—	713,800	730,891	2,593	—

$191,903	$182,605	$3,615	$3,113	$785,534	$713,800	$3,112	$2,593

9,995	11,623	2,053	3,387	28,184	30,791	2,085	2,728
(13,292)	(13,974)	(2,232)	(183)	(34,908)	(36,979)	(2,407)	(106)

(3,297)	(2,351)	(179)	3,204	(6,724)	(6,188)	(322)	2,622

Mid Cap Growth Stock Division		Index 400 Stock Division		Mid Cap Value Division		Small Cap Growth Stock Division
Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

$(1,250)	$(842)	$1,019	$934	$356	$519	$(820)	$(146)
(2,650)	(3,274)	15,432	16,212	(764)	(1,096)	2,533	(591)
44,477	(21,248)	16,161	(21,657)	6,183	238	14,651	(5,368)

40,577	(25,364)	32,612	(4,511)	5,775	(339)	16,364	(6,105)

24,276	26,627	11,950	13,583	2,788	3,025	12,935	14,969
(31,077)	(30,326)	(18,503)	(16,422)	(4,949)	(4,695)	(15,686)	(17,477)
(9,553)	(9,977)	(4,793)	(4,919)	(1,057)	(1,037)	(4,652)	(4,963)
11,029	12,173	24,530	25,722	10,431	35,955	14,520	37,633
(19,151)	(18,710)	(27,687)	(26,339)	(10,991)	(35,414)	(22,037)	(41,545)

(24,476)	(20,213)	(14,503)	(8,375)	(3,778)	(2,166)	(14,920)	(11,383)

16,101	(45,577)	18,109	(12,886)	1,997	(2,505)	1,444	(17,488)

358,497	404,074	195,635	208,521	37,334	39,839	183,624	201,112

$374,598	$358,497	$213,744	$195,635	$39,331	$37,334	$185,068	$183,624

12,303	14,362	9,747	12,107	3,749	5,869	9,232	12,966
(20,061)	(20,678)	(14,981)	(15,191)	(5,002)	(6,457)	(14,640)	(16,931)

(7,758)	(6,316)	(5,234)	(3,084)	(1,253)	(588)	(5,408)	(3,965)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

11

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$129	$9	$(78)	$257
Net realized gains (losses)	261	27	5,232	2,993
Net change in unrealized appreciation/depreciation	121	46	15,350	(5,814)

Net increase (decrease) in net assets resulting from operations	511	82	20,504	(2,564)

Policy Transactions:
Policyowners’ net payments	329	35	8,877	10,251
Policy loans, surrenders and death benefits	(147)	(30)	(10,350)	(11,020)
Mortality and other (net)	(100)	(14)	(3,432)	(3,602)
Transfers from other divisions	6,537	2,184	12,209	27,569
Transfers to other divisions	(2,643)	(538)	(18,815)	(29,663)

Net increase (decrease) in net assets resulting from policy transactions	3,976	1,637	(11,511)	(6,465)

Net increase (decrease) in net assets	4,487	1,719	8,993	(9,029)

Net Assets:
Beginning of period	1,719	—	134,980	144,009

End of period	$6,206	$1,719	$143,973	$134,980

Units issued during the period	4,990	1,613	7,572	10,510
Units redeemed during the period	(1,464)	(229)	(11,861)	(12,882)

Net units issued (redeemed) during period	3,526	1,384	(4,289)	(2,372)

	Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$(407)	$(441)	$62	$44
Net realized gains (losses)	—	—	(10)	1
Net change in unrealized appreciation/depreciation	—	—	34	(56)

Net increase (decrease) in net assets resulting from operations	(407)	(441)	86	(11)

Policy Transactions:
Policyowners’ net payments	70,588	87,004	156	(92)
Policy loans, surrenders and death benefits	(46,227)	(46,782)	(1,471)	(60)
Mortality and other (net)	(5,835)	(6,659)	(110)	(21)
Transfers from other divisions	121,247	155,964	6,676	4,315
Transfers to other divisions	(136,334)	(191,294)	(2,058)	(450)

Net increase (decrease) in net assets resulting from policy transactions	3,439	(1,767)	3,193	3,692

Net increase (decrease) in net assets	3,032	(2,208)	3,279	3,681

Net Assets:
Beginning of period	166,908	169,116	3,681	—

End of period	$169,940	$166,908	$6,960	$3,681

Units issued during the period	91,022	101,014	6,193	3,774
Units redeemed during the period	(91,873)	(102,533)	(3,457)	(615)

Net units issued (redeemed) during period	(851)	(1,519)	2,736	3,159

The Accompanying Notes are an Integral Part of the Financial Statements.

12

Statements of Changes in Net Assets

International Growth Division		Research International Core Division		International Equity Division		Emerging Markets Equity Division
Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

$723	$668	$119	$40	$10,077	$8,316	$(41)	$48
(3,011)	(2,274)	(34)	(33)	1,918	(226)	(51)	(32)
15,053	(11,026)	1,117	(170)	77,414	(59,757)	2,264	(493)

12,765	(12,632)	1,202	(163)	89,409	(51,667)	2,172	(477)

6,960	8,100	383	(27)	32,343	35,844	950	16
(6,421)	(8,991)	(387)	(68)	(37,666)	(37,992)	(733)	(98)
(1,975)	(2,216)	(171)	(17)	(11,103)	(11,663)	(309)	(38)
11,369	55,545	11,221	4,491	50,411	105,190	18,438	8,736
(15,997)	(58,640)	(3,703)	(528)	(57,673)	(109,675)	(6,547)	(641)

(6,064)	(6,202)	7,343	3,851	(23,688)	(18,296)	11,799	7,975

6,701	(18,834)	8,545	3,688	65,721	(69,963)	13,971	7,498

76,140	94,974	3,688	—	438,760	508,723	7,498	—

$82,841	$76,140	$12,233	$3,688	$504,481	$438,760	$21,469	$7,498

8,966	13,075	9,163	4,002	30,666	43,234	16,977	8,626
(12,568)	(14,443)	(2,334)	(443)	(38,362)	(48,456)	(5,832)	(631)

(3,602)	(1,368)	6,829	3,559	(7,696)	(5,222)	11,145	7,995

Select Bond Division		Long-Term U.S. Government Bond Division		Inflation Protection Division		High Yield Bond Division
Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

$5,954	$7,160	$113	$116	$188	$(4)	$5,980	$6,238
7,440	5,977	104	704	165	19	593	268
(1,974)	2,859	(58)	(529)	128	61	6,185	(2,712)

11,420	15,996	159	291	481	76	12,758	3,794

11,986	15,162	232	142	270	66	5,142	5,718
(18,396)	(21,106)	(561)	(49)	(601)	(196)	(6,662)	(7,736)
(6,114)	(5,987)	(163)	(31)	(164)	(26)	(2,426)	(2,327)
94,839	79,175	8,647	7,135	10,330	5,479	19,716	17,350
(77,079)	(70,627)	(7,157)	(712)	(4,461)	(584)	(16,986)	(14,452)

5,236	(3,383)	998	6,485	5,374	4,739	(1,216)	(1,447)

16,656	12,613	1,157	6,776	5,855	4,815	11,542	2,347

251,418	238,805	6,776	—	4,815	—	94,728	92,381

$268,074	$251,418	$7,933	$6,776	$10,670	$4,815	$106,270	$94,728

18,767	17,708	5,621	3,822	6,376	4,139	5,763	6,259
(16,896)	(18,781)	(4,507)	(285)	(2,237)	(498)	(6,106)	(6,610)

1,871	(1,073)	1,114	3,537	4,139	3,641	(343)	(351)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

13

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Multi-Sector Bond Division		Commodities Return Strategy Division
	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$7	$228	$(36)	$(6)
Net realized gains (losses)	90	55	(215)	(17)
Net change in unrealized appreciation/depreciation	1,414	(222)	(104)	(386)

Net increase (decrease) in net assets resulting from operations	1,511	61	(355)	(409)

Policy Transactions:
Policyowners’ net payments	677	(23)	523	71
Policy loans, surrenders and death benefits	(681)	(157)	(330)	(134)
Mortality and other (net)	(272)	(30)	(175)	(59)
Transfers from other divisions	15,795	5,418	10,264	6,229
Transfers to other divisions	(3,008)	(419)	(4,230)	(598)

Net increase (decrease) in net assets resulting from policy transactions	12,511	4,789	6,052	5,509

Net increase (decrease) in net assets	14,022	4,850	5,697	5,100

Net Assets:
Beginning of period	4,850	—	5,100	—

End of period	$18,872	$4,850	$10,797	$5,100

Units issued during the period	13,147	4,785	1,305	671
Units redeemed during the period	(2,600)	(635)	(634)	(114)

Net units issued (redeemed) during period	10,547	4,150	671	557

	Neuberger Berman AMT Socially Responsive Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$(2)	$1	$1,180	$973
Net realized gains (losses)	25	(5)	7,889	3,439
Net change in unrealized appreciation/depreciation	89	16	14,317	(7,328)

Net increase (decrease) in net assets resulting from operations	112	12	23,386	(2,916)

Policy Transactions:
Policyowners’ net payments	114	(20)	10,276	12,264
Policy loans, surrenders and death benefits	(96)	(26)	(16,258)	(16,304)
Mortality and other (net)	(30)	(6)	(4,068)	(4,095)
Transfers from other divisions	1,551	790	9,464	14,425
Transfers to other divisions	(656)	(62)	(18,642)	(18,959)

Net increase (decrease) in net assets resulting from policy transactions	883	676	(19,228)	(12,669)

Net increase (decrease) in net assets	995	688	4,158	(15,585)

Net Assets:
Beginning of period	688	—	157,923	173,508

End of period	$1,683	$688	$162,081	$157,923

Units issued during the period	1,107	701	16,127	21,757
Units redeemed during the period	(472)	(95)	(29,592)	(28,058)

Net units issued (redeemed) during period	635	606	(13,465)	(6,301)

The Accompanying Notes are an Integral Part of the Financial Statements.

14

Statements of Changes in Net Assets

Balanced Division		Asset Allocation Division		Fidelity VIP Mid Cap Division		Fidelity VIP Contrafund Division
Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

$2,307	$7,395	$(79)	$816	$(47)	$(537)	$163	$44
(4,873)	(4,806)	(614)	(388)	10,307	630	42	3
31,524	2,597	4,672	(668)	6,397	(15,640)	1,292	(5)

28,958	5,186	3,979	(240)	16,657	(15,547)	1,497	42

17,602	19,521	2,729	2,910	9,071	10,060	881	(21)
(24,948)	(22,410)	(3,576)	(2,372)	(10,160)	(11,123)	(305)	(30)
(8,578)	(8,560)	(1,098)	(1,121)	(3,221)	(3,408)	(295)	(23)
31,553	28,307	2,761	3,498	19,297	49,251	16,799	7,127
(32,331)	(26,468)	(4,799)	(3,958)	(24,194)	(48,965)	(4,873)	(565)

(16,702)	(9,610)	(3,983)	(1,043)	(9,207)	(4,185)	12,207	6,488

12,256	(4,424)	(4)	(1,283)	7,450	(19,732)	13,704	6,530

318,825	323,249	39,577	40,860	120,934	140,666	6,530	—

$331,081	$318,825	$39,573	$39,577	$128,384	$120,934	$20,234	$6,530

8,265	9,337	3,258	4,296	6,664	9,506	12,918	6,326
(12,391)	(11,076)	(5,579)	(4,720)	(9,008)	(10,284)	(2,487)	(404)

(4,126)	(1,739)	(2,321)	(424)	(2,344)	(778)	10,431	5,922

Russell Aggressive Equity Division		Russell Non-U.S. Division		Russell Core Bond Division		Russell Global Real Estate Securities Division

Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

$525	$67	$1,514	$1,589	$1,945	$2,783	$6,489	$2,527
(750)	(767)	(1,834)	(1,013)	3,636	2,475	(943)	(846)
11,819	(2,959)	20,094	(17,209)	1,968	(1,098)	27,649	(11,857)

11,594	(3,659)	19,774	(16,633)	7,549	4,160	33,195	(10,176)

5,446	6,612	7,944	9,406	4,301	3,858	9,304	10,408
(6,655)	(7,090)	(9,121)	(11,850)	(9,603)	(11,170)	(11,957)	(11,413)
(2,051)	(2,096)	(2,645)	(2,905)	(2,340)	(2,336)	(3,496)	(3,374)
4,744	8,913	9,282	14,220	24,930	36,957	19,582	29,977
(10,225)	(10,048)	(16,617)	(17,049)	(21,824)	(32,698)	(18,918)	(30,271)

(8,741)	(3,709)	(11,157)	(8,178)	(4,536)	(5,389)	(5,485)	(4,673)

2,853	(7,368)	8,617	(24,811)	3,013	(1,229)	27,710	(14,849)

77,885	85,253	107,050	131,861	96,920	98,149	124,861	139,710

$80,738	$77,885	$115,667	$107,050	$99,933	$96,920	$152,571	$124,861

5,358	8,306	10,327	13,814	8,333	10,383	6,642	7,879
(9,929)	(9,853)	(16,909)	(16,807)	(8,565)	(10,082)	(8,071)	(8,777)

(4,571)	(1,547)	(6,582)	(2,993)	(232)	301	(1,429)	(898)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

15

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division
	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$42	$4	$162	$39
Net realized gains (losses)	29	(6)	61	(18)
Net change in unrealized appreciation/depreciation	37	(4)	532	12

Net increase (decrease) in net assets resulting from operations	108	(6)	755	33

Policy Transactions:
Policyowners’ net payments	79	22	394	(28)
Policy loans, surrenders and death benefits	161	(1)	(154)	(186)
Mortality and other (net)	(26)	(6)	(156)	(30)
Transfers from other divisions	2,126	432	5,895	4,348
Transfers to other divisions	(641)	(109)	(1,143)	(55)

Net increase (decrease) in net assets resulting from policy transactions	1,699	338	4,836	4,049

Net increase (decrease) in net assets	1,807	332	5,591	4,082

Net Assets:
Beginning of period	332	—	4,082	—

End of period	$2,139	$332	$9,673	$4,082

Units issued during the period	1,644	440	4,953	3,685
Units redeemed during the period	(459)	(120)	(1,082)	(389)

Net units issued (redeemed) during period	1,185	320	3,871	3,296

	Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division
	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$140	$29	$61	$12
Net realized gains (losses)	35	(34)	79	(10)
Net change in unrealized appreciation/depreciation	606	(62)	265	(14)

Net increase (decrease) in net assets resulting from operations	781	(67)	405	(12)

Policy Transactions:
Policyowners’ net payments	260	(400)	355	30
Policy loans, surrenders and death benefits	(309)	(85)	(510)	92
Mortality and other (net)	(165)	(36)	(90)	(29)
Transfers from other divisions	8,049	3,676	4,123	1,431
Transfers to other divisions	(305)	(54)	(365)	(59)

Net increase (decrease) in net assets resulting from policy transactions	7,530	3,101	3,513	1,465

Net increase (decrease) in net assets	8,311	3,034	3,918	1,453

Net Assets:
Beginning of period	3,034	—	1,453	—

End of period	$11,345	$3,034	$5,371	$1,453

Units issued during the period	8,263	2,341	3,870	1,145
Units redeemed during the period	(891)	(409)	(788)	(14)

Net units issued (redeemed) during period	7,372	1,932	3,082	1,131

The Accompanying Notes are an Integral Part of the Financial Statements.

16

Statements of Changes in Net Assets

\

Notes to Financial Statements

Northwestern Mutual Variable Life Account

December 31, 2012

1. Organization — Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

2. Significant Accounting Policies

A.	Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation — The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2012, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Policy Dividends — Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.
D.	Taxes — Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

E.	Premium Payments — For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3. Purchases and Sales of Investments — Purchases and sales of the Funds’ shares for the year ended December 31, 2012 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$10,468	$28,146
Focused Appreciation	3,259	9,774
Large Cap Core Stock	10,314	19,586
Large Cap Blend	447	116
Index 500 Stock	56,257	67,886
Large Company Value	326	71
Domestic Equity	5,245	16,847
Equity Income	8,820	7,370
Mid Cap Growth Stock	10,345	36,080
Index 400 Stock	17,002	21,360
Mid Cap Value	2,099	5,434
Small Cap Growth Stock	3,076	18,696
Index 600 Stock	4,518	275
Small Cap Value	4,792	14,855
International Growth	2,634	7,865
Research International Core	8,163	702
International Equity	31,716	45,068
Emerging Markets Equity	12,840	1,067
Money Market	56,810	53,737
Short-Term Bond	4,836	1,593
Select Bond	41,753	24,714
Long-Term U.S. Government Bond	2,385	645
Inflation Protection	6,367	708
High Yield Bond	13,164	8,247

Notes to Financial Statements

17

Notes to Financial Statements

Division	Purchases	Sales
Multi-Sector Bond	$13,454	$877
Commodities Return Strategy	6,730	713
Balanced	15,106	29,273
Asset Allocation	905	4,959
Fidelity VIP Mid Cap	13,600	12,591
Fidelity VIP Contrafund	13,205	833
Neuberger Berman AMT Socially Responsive	1,077	197
Russell Multi-Style Equity	4,819	22,408
Russell Aggressive Equity	2,282	10,511
Russell Non-U.S.	3,984	13,594
Russell Core Bond	10,783	10,858
Russell Global Real Estate Securities	15,448	14,284
Russell LifePoints Moderate Strategy	1,888	143
Russell LifePoints Balanced Strategy	5,328	331
Russell LifePoints Growth Strategy	8,156	487
Russell LifePoints Equity Growth Strategy	4,101	527

4. Expenses and Related Party Transactions — A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and expense risk charges in the accompanying financial statements.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.60% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.17% thereafter for policies with the Cash Value Amendment, or 0.15% thereafter for policies without the Cash Value Amendment. A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.10% of the amounts invested in the Account for the Policy. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies as well as the noted additional mortality costs and additional deductions are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

5. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Growth Stock
Year Ended 12/31/12	92,840	$2.690097 to $36.785012	$284,588	0.57%	0.10% to 0.60%	12.32%	to	12.94%
Year Ended 12/31/11	97,893	2.392591 to 32.569595	269,305	0.78	0.10 to 0.60	(1.84)	to	(1.30)
Year Ended 12/31/10	101,987	2.434967 to 32.998214	288,701	0.82	0.10 to 0.60	11.76	to	12.37
Year Ended 12/31/09	106,648	2.176678 to 29.365924	275,067	1.16	0.10 to 0.60	36.42	to	37.17
Year Ended 12/31/08	108,071	1.594004 to 21.408736	198,816	1.06	0.10 to 0.60	(39.19)	to	(38.86)
Focused Appreciation
Year Ended 12/31/12	36,929	$2.245328 to $23.543734	$96,087	0.27%	0.10% to 0.60%	19.48%	to	20.14%
Year Ended 12/31/11	39,237	1.877354 to 19.596705	85,938	0.18	0.10 to 0.60	(6.61)	to	(6.10)
Year Ended 12/31/10	41,221	2.008299 to 20.869750	97,863	0.00	0.10 to 0.60	8.73	to	9.33
Year Ended 12/31/09	40,615	1.845162 to 19.088595	87,828	0.00	0.10 to 0.60	41.70	to	42.47
Year Ended 12/31/08	38,427	1.300904 to 13.397864	59,135	0.35	0.10 to 0.60	(40.34)	to	(40.01)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

18

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Large Cap Core Stock
Year Ended 12/31/12	75,256	$2.155410 to $29.198468	$191,903	1.20%	0.10% to 0.60%	11.02%	to	11.63%
Year Ended 12/31/11	78,553	1.939589 to 26.156583	182,605	1.14	0.10 to 0.60	(1.75)	to	(1.21)
Year Ended 12/31/10	80,904	1.972165 to 26.477036	192,996	1.20	0.10 to 0.60	12.29	to	12.91
Year Ended 12/31/09	83,903	1.754516 to 23.449551	177,955	1.84	0.10 to 0.60	28.63	to	29.33
Year Ended 12/31/08	85,074	1.362693 to 18.131181	138,236	1.62	0.10 to 0.60	(39.08)	to	(38.74)
Large Cap Blend
Year Ended 12/31/12	3,025	$1.080633 to $ 9.155103	$3,615	0.92%	0.10% to 0.60%	14.57%	to	15.20%
Period Ended 12/31/11 (3)	3,204	0.942304 to 7.947227	3,113	2.05	0.10 to 0.60	(5.82)	to	(5.56)
Index 500 Stock
Year Ended 12/31/12	207,627	$3.043500 to $69.136117	$785,534	1.77%	0.10% to 0.60%	15.12%	to	15.76%
Year Ended 12/31/11	214,351	2.641136 to 59.726031	713,800	1.66	0.10 to 0.60	1.39	to	1.95
Year Ended 12/31/10	220,539	2.602259 to 58.583796	730,891	2.02	0.10 to 0.60	14.27	to	14.89
Year Ended 12/31/09	227,457	2.275083 to 50.989051	655,118	2.82	0.10 to 0.60	25.71	to	26.40
Year Ended 12/31/08	229,493	1.808068 to 40.340674	525,673	2.26	0.10 to 0.60	(37.29)	to	(36.94)
Large Company Value
Year Ended 12/31/12	2,300	$1.120811 to $ 9.343226	$3,112	1.90%	0.10% to 0.60%	15.83%	to	16.47%
Period Ended 12/31/11 (3)	2,622	0.966635 to 8.021755	2,593	4.57	0.10 to 0.60	(3.38)	to	(3.12)
Domestic Equity
Year Ended 12/31/12	80,040	$1.419182 to $15.037814	$134,628	2.16%	0.10% to 0.60%	13.72%	to	14.35%
Year Ended 12/31/11	88,764	1.246743 to 13.151218	131,130	2.09	0.10 to 0.60	0.36	to	0.91
Year Ended 12/31/10	90,355	1.241092 to 13.033112	134,632	2.28	0.10 to 0.60	13.99	to	14.62
Year Ended 12/31/09	90,798	1.087659 to 11.370681	119,939	3.49	0.10 to 0.60	28.81	to	29.52
Year Ended 12/31/08	88,942	0.843525 to 8.778981	91,308	2.91	0.10 to 0.60	(38.83)	to	(38.49)
Equity Income
Year Ended 12/31/12	41,046	$1.864547 to $19.550985	$90,300	1.53%	0.10% to 0.60%	16.59%	to	17.23%
Year Ended 12/31/11	40,660	1.597678 to 16.677245	76,853	1.50	0.10 to 0.60	(1.46)	to	(0.92)
Year Ended 12/31/10	38,980	1.619759 to 16.832155	73,840	1.70	0.10 to 0.60	14.70	to	15.33
Year Ended 12/31/09	37,014	1.410806 to 14.595160	61,572	2.93	0.10 to 0.60	23.90	to	24.58
Year Ended 12/31/08	34,561	1.137525 to 11.715261	46,210	0.03	0.10 to 0.60	(36.16)	to	(35.81)
Mid Cap Growth Stock
Year Ended 12/31/12	113,740	$2.733618 to $75.402575	$374,598	0.12%	0.10% to 0.60%	11.35%	to	11.97%
Year Ended 12/31/11	121,498	2.452507 to 67.344023	358,497	0.23	0.10 to 0.60	(6.69)	to	(6.18)
Year Ended 12/31/10	127,814	2.625759 to 71.778944	404,074	0.28	0.10 to 0.60	23.18	to	23.86
Year Ended 12/31/09	135,424	2.129518 to 57.953082	348,854	0.28	0.10 to 0.60	31.37	to	32.09 (2)
Year Ended 12/31/08	137,949	1.619377 to 43.872392	269,129	0.30	0.10 to 0.60	(40.41)	to	(40.08)
Index 400 Stock
Year Ended 12/31/12	72,346	$2.643527 to $29.923387	$213,744	0.91%	0.10% to 0.60%	17.00%	to	17.64%
Year Ended 12/31/11	77,580	2.257202 to 25.435391	195,635	0.86	0.10 to 0.60	(2.46)	to	(1.92)
Year Ended 12/31/10	80,664	2.311836 to 25.934506	208,521	1.09	0.10 to 0.60	25.60	to	26.29
Year Ended 12/31/09	84,846	1.838809 to 20.535699	177,545	1.82	0.10 to 0.60	36.25	to	37.00
Year Ended 12/31/08	87,209	1.348229 to 14.989442	134,400	1.54	0.10 to 0.60	(36.63)	to	(36.28)
Mid Cap Value
Year Ended 12/31/12	17,177	$2.019864 to $21.179677	$39,331	1.34%	0.10% to 0.60%	15.93%	to	16.57%
Year Ended 12/31/11	18,430	1.740555 to 18.168731	37,334	1.74	0.10 to 0.60	(1.15)	to	(0.61)
Year Ended 12/31/10	19,018	1.759035 to 18.279525	39,839	1.41	0.10 to 0.60	19.27	to	19.93
Year Ended 12/31/09	18,679	1.473346 to 15.242180	31,825	1.20	0.10 to 0.60	22.56	to	23.24
Year Ended 12/31/08	18,377	1.200893 to 12.367958	25,466	0.00	0.10 to 0.60	(35.43)	to	(35.07)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total Return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 31.27% to 31.99% for the Mid Cap Growth Stock Division, from 31.66% to 32.39% for the International Equity Division and from 0.06% to 0.61% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

19

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Small Cap Growth Stock
Year Ended 12/31/12	68,955	$2.434726 to $31.582975	$185,068	0.00%	0.10% to 0.60%	8.88%	to	9.48%
Year Ended 12/31/11	74,363	2.233915 to 28.847575	183,624	0.35	0.10 to 0.60	(3.31)	to	(2.78)
Year Ended 12/31/10	78,328	2.308077 to 29.671998	201,112	0.75	0.10 to 0.60	25.16	to	25.85
Year Ended 12/31/09	81,371	1.842237 to 23.577314	166,342	0.28	0.10 to 0.60	30.46	to	31.17
Year Ended 12/31/08	82,700	1.410759 to 17.974245	128,895	0.17	0.10 to 0.60	(44.18)	to	(43.87)
Index 600 Stock
Year Ended 12/31/12	4,910	$1.081019 to $11.903891	$6,206	3.11%	0.10% to 0.60%	15.16%	to	15.80%
Period Ended 12/31/11 (3)	1,384	0.937768 to 10.280016	1,719	2.07	0.10 to 0.60	(6.27)	to	(6.01)
Small Cap Value
Year Ended 12/31/12	50,988	$2.438620 to $ 25.839588	$143,973	0.37%	0.10% to 0.60%	15.69%	to	16.33%
Year Ended 12/31/11	55,277	2.105813 to 22.212770	134,980	0.60	0.10 to 0.60	(1.90)	to	(1.36)
Year Ended 12/31/10	57,649	2.144514 to 22.519799	144,009	1.09	0.10 to 0.60	21.28	to	21.95
Year Ended 12/31/09	58,899	1.766442 to 18.466637	122,050	0.85	0.10 to 0.60	27.48	to	28.18
Year Ended 12/31/08	59,740	1.384260 to 14.406429	97,357	0.34	0.10 to 0.60	(28.53)	to	(28.13)
International Growth
Year Ended 12/31/12	44,792	$1.616718 to $ 17.130842	$82,841	1.33%	0.10% to 0.60%	17.34%	to	17.99%
Year Ended 12/31/11	48,394	1.376437 to 14.519220	76,140	1.13	0.10 to 0.60	(13.64)	to	(13.17)
Year Ended 12/31/10	49,762	1.592294 to 16.720938	94,974	0.92	0.10 to 0.60	15.79	to	16.43
Year Ended 12/31/09	47,784	1.373759 to 14.361577	76,761	0.66	0.10 to 0.60	22.49	to	23.16
Year Ended 12/31/08	46,945	1.120404 to 11.660588	61,590	1.52	0.10 to 0.60	(46.48)	to	(46.19)
Research International Core
Year Ended 12/31/12	10,388	$0.975017 to $ 9.205651	$12,233	1.72%	0.10% to 0.60%	16.12%	to	16.76%
Period Ended 12/31/11 (3)	3,559	0.838851 to 7.884380	3,688	4.07	0.10 to 0.60	(16.16)	to	(15.93)
International Equity
Year Ended 12/31/12	147,013	$2.943691 to $ 4.474566	$504,481	2.59%	0.10% to 0.60%	20.85%	to	21.52%
Year Ended 12/31/11	154,709	2.433405 to 3.682261	438,760	2.10	0.10 to 0.60	(10.59)	to	(10.10)
Year Ended 12/31/10	159,931	2.718891 to 4.095847	508,723	3.01	0.10 to 0.60	7.08	to	7.67
Year Ended 12/31/09	164,503	2.536491 to 3.803991	489,245	4.66	0.10 to 0.60	32.38	to	33.11 (2)
Year Ended 12/31/08	163,327	1.914107 to 2.857743	368,042	2.67	0.10 to 0.60	(44.09)	to	(43.78)
Emerging Markets Equity
Year Ended 12/31/12	19,140	$0.963548 to $ 11.369632	$21,469	0.15%	0.10% to 0.60%	18.18%	to	18.83%
Period Ended 12/31/11 (3)	7,995	0.814525 to 9.567929	7,498	2.54	0.10 to 0.60	(18.59)	to	(18.36)
Money Market
Year Ended 12/31/12	84,564	$1.549943 to $ 41.497953	$169,940	0.14%	0.10% to 0.60%	(0.41%)	to	0.15%
Year Ended 12/31/11	85,415	1.554696 to 41.437528	166,908	0.14	0.10 to 0.60	(0.41)	to	0.14
Year Ended 12/31/10	86,934	1.559508 to 41.380226	169,116	0.29	0.10 to 0.60	(0.25)	to	0.29
Year Ended 12/31/09	96,331	1.561917 to 41.258586	188,748	0.75	0.10 to 0.60	0.21	to	0.76 (2)
Year Ended 12/31/08	94,558	1.557129 to 40.947848	177,934	2.65	0.10 to 0.60	2.20	to	2.76
Short-Term Bond
Year Ended 12/31/12	5,895	$1.009629 to $ 12.076410	$6,960	1.43%	0.10% to 0.60%	1.51%	to	2.07%
Period Ended 12/31/11 (3)	3,159	0.993622 to 11.832025	3,681	4.36	0.10 to 0.60	(0.69)	to	(0.42)
Select Bond
Year Ended 12/31/12	78,962	$2.609587 to $204.702189	$268,074	2.69%	0.10% to 0.60%	4.39%	to	4.96%
Year Ended 12/31/11	77,091	2.497424 to 195.021673	251,418	3.32	0.10 to 0.60	6.58	to	7.16
Year Ended 12/31/10	78,164	2.341027 to 181.992325	238,805	3.75	0.10 to 0.60	6.00	to	6.59
Year Ended 12/31/09	78,213	2.206231 to 170.745431	223,452	5.05	0.10 to 0.60	8.77	to	9.37
Year Ended 12/31/08	72,690	2.026282 to 156.116892	191,100	4.60	0.10 to 0.60	2.69	to	3.26
Long-Term U.S. Government Bond
Year Ended 12/31/12	4,651	$1.289646 to $ 17.875038	$7,933	1.85%	0.10% to 0.60%	3.18%	to	3.75%
Period Ended 12/31/11 (3)	3,537	1.248644 to 17.228764	6,776	8.82	0.10 to 0.60	24.80	to	25.15

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total Return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 31.27% to 31.99% for the Mid Cap Growth Stock Division, from 31.66% to 32.39% for the International Equity Division and from 0.06% to 0.61% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

20

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Inflation Protection
Year Ended 12/31/12	7,780	$1.136621 to $ 14.701699	$10,670	2.68%	0.10% to 0.60%	6.76% to 7.35%
Period Ended 12/31/11 (3)	3,641	1.063572 to 13.694886	4,815	0.03	0.10 to 0.60	6.30 to 6.60
High Yield Bond
Year Ended 12/31/12	28,781	$3.143457 to $ 41.068270	$106,270	6.24%	0.10% to 0.60%	13.26% to 13.89%
Year Ended 12/31/11	29,124	2.772582 to 36.059875	94,728	6.97	0.10 to 0.60	4.02 to 4.59
Year Ended 12/31/10	29,475	2.662698 to 34.475967	92,381	7.13	0.10 to 0.60	13.93 to 14.56
Year Ended 12/31/09	30,444	2.334783 to 30.094875	84,272	8.96	0.10 to 0.60	44.60 to 45.39
Year Ended 12/31/08	29,285	1.613065 to 20.699102	55,203	8.18	0.10 to 0.60	(21.78) to (21.35)
Multi-Sector Bond
Year Ended 12/31/12	14,697	$1.161278 to $ 15.698283	$18,872	0.46%	0.10% to 0.60%	14.31% to 14.94%
Period Ended 12/31/11 (3)	4,150	1.014872 to 13.657358	4,850	16.21	0.10 to 0.60	1.44 to 1.71
Commodities Return Strategy
Year Ended 12/31/12	1,228	$7.880392 to $ 8.629822	$10,797	0.00%	0.10% to 0.60%	(2.89%) to (2.35%)
Period Ended 12/31/11 (3)	557	8.070260 to 8.877726	5,100	0.00	0.10 to 0.60	(11.27) to (11.02)
Balanced
Year Ended 12/31/12	57,330	$2.839508 to $153.677764	$331,081	1.17%	0.10% to 0.60%	9.09% to 9.69%
Year Ended 12/31/11	61,456	2.600265 to 140.096515	318,825	2.75	0.10 to 0.60	1.55 to 2.11
Year Ended 12/31/10	63,195	2.557927 to 137.200077	323,249	2.12	0.10 to 0.60	11.34 to 11.96
Year Ended 12/31/09	65,258	2.295052 to 122.549243	299,014	4.56	0.10 to 0.60	20.77 to 21.43
Year Ended 12/31/08	67,009	1.898456 to 100.918470	254,821	1.30	0.10 to 0.60	(23.15) to (22.72)
Asset Allocation
Year Ended 12/31/12	20,120	$1.576122 to $ 16.700324	$39,573	0.23%	0.10% to 0.60%	10.41% to 11.02%
Year Ended 12/31/11	22,441	1.426114 to 15.042893	39,577	2.41	0.10 to 0.60	(0.62) to (0.08)
Year Ended 12/31/10	22,865	1.433617 to 15.054442	40,860	2.92	0.10 to 0.60	12.39 to 13.01
Year Ended 12/31/09	23,519	1.274289 to 13.321541	37,345	3.04	0.10 to 0.60	26.40 to 27.09
Year Ended 12/31/08	23,518	1.007179 to 10.482012	28,949	2.95	0.10 to 0.60	(30.51) to (30.13)
Fidelity VIP Mid Cap
Year Ended 12/31/12	38,312	$2.835677 to $ 29.733518	$128,384	0.39%	0.10% to 0.60%	13.93% to 14.56%
Year Ended 12/31/11	40,656	2.486413 to 25.953961	120,934	0.02	0.10 to 0.60	(11.34) to (10.85)
Year Ended 12/31/10	41,434	2.801620 to 29.113348	140,666	0.13	0.10 to 0.60	27.87 to 28.57
Year Ended 12/31/09	40,262	2.188843 to 22.643898	105,355	0.47	0.10 to 0.60	38.99 to 39.75
Year Ended 12/31/08	38,253	1.573285 to 16.202990	72,239	0.24	0.10 to 0.60	(39.94) to (39.61)
Fidelity VIP Contrafund
Year Ended 12/31/12	16,353	$1.067828 to $ 11.458810	$20,234	1.49%	0.10% to 0.60%	15.50% to 16.14%
Period Ended 12/31/11 (3)	5,922	0.923581 to 9.866342	6,530	2.81	0.10 to 0.60	(7.69) to (7.43)
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/12	1,241	$1.005443 to $ 10.715212	$1,683	0.25%	0.10% to 0.60%	10.37% to 10.98%
Period Ended 12/31/11 (3)	606	0.910063 to 9.655117	688	0.90	0.10 to 0.60	(9.04) to (8.79)
Russell Multi-Style Equity
Year Ended 12/31/12	126,018	$1.101694 to $ 12.171877	$162,081	1.12%	0.10% to 0.60%	15.05% to 15.69%
Year Ended 12/31/11	139,483	0.956587 to 10.521100	157,923	0.97	0.10 to 0.60	(2.08) to (1.55)
Year Ended 12/31/10	145,784	0.975990 to 10.686543	173,508	0.91	0.10 to 0.60	15.82 to 16.46
Year Ended 12/31/09	155,703	0.841815 to 9.176223	161,462	1.34	0.10 to 0.60	30.68 to 31.40
Year Ended 12/31/08	158,057	0.643528 to 6.983334	128,007	1.44	0.10 to 0.60	(40.89) to (40.56)
Russell Aggressive Equity
Year Ended 12/31/12	41,973	$1.684569 to $ 19.088862	$80,738	1.07%	0.10% to 0.60%	15.20% to 15.84%
Year Ended 12/31/11	46,544	1.460862 to 16.479338	77,885	0.49	0.10 to 0.60	(4.72) to (4.20)
Year Ended 12/31/10	48,091	1.531783 to 17.202203	85,253	0.47	0.10 to 0.60	24.20 to 24.88
Year Ended 12/31/09	49,083	1.232123 to 13.775086	71,135	0.53	0.10 to 0.60	30.68 to 31.39
Year Ended 12/31/08	49,040	0.941939 to 10.483725	54,462	0.87	0.10 to 0.60	(43.23) to (42.92)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

21

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Russell Non-U.S.
Year Ended 12/31/12	68,417	$1.415380 to $ 15.277391	$115,667	1.77%	0.10% to 0.60%	19.16% to 19.81%
Year Ended 12/31/11	74,999	1.186647 to 12.750860	107,050	1.66	0.10 to 0.60	(13.36) to (12.88)
Year Ended 12/31/10	77,992	1.368210 to 14.635995	131,861	0.93	0.10 to 0.60	10.81 to 11.42
Year Ended 12/31/09	80,748	1.233456 to 13.135524	124,379	2.86	0.10 to 0.60	25.80 to 26.49
Year Ended 12/31/08	82,308	0.979547 to 10.384851	103,094	0.00	0.10 to 0.60	(42.73) to (42.41)
Russell Core Bond
Year Ended 12/31/12	34,681	$2.116915 to $22.402721	$99,933	2.33%	0.10% to 0.60%	7.78% to 8.38%
Year Ended 12/31/11	34,913	1.962151 to 20.671320	96,920	3.19	0.10 to 0.60	4.11 to 4.68
Year Ended 12/31/10	34,612	1.882787 to 19.746605	98,149	3.79	0.10 to 0.60	9.42 to 10.02
Year Ended 12/31/09	33,064	1.719005 to 17.948158	86,412	4.70	0.10 to 0.60	15.18 to 15.81
Year Ended 12/31/08	31,488	1.490991 to 15.497865	64,747	4.06	0.10 to 0.60	(4.09) to (3.57)
Russell Global Real Estate Securities
Year Ended 12/31/12	37,370	$3.553123 to $37.550773	$152,571	5.00%	0.10% to 0.60%	26.86% to 27.56%
Year Ended 12/31/11	38,799	2.798128 to 29.438654	124,861	2.25	0.10 to 0.60	(7.56) to (7.05)
Year Ended 12/31/10	39,697	3.023867 to 31.671345	139,710	2.23	0.10 to 0.60	22.25 to 22.92
Year Ended 12/31/09	39,114	2.471078 to 25.765834	113,878	4.65	0.10 to 0.60	28.24 to 28.94
Year Ended 12/31/08	37,643	1.925035 to 19.982226	85,950	1.92	0.10 to 0.60	(37.03) to (36.68)
Russell LifePoints Moderate Strategy
Year Ended 12/31/12	1,505	$1.062654 to $12.706153	$2,139	3.29%	0.10% to 0.60%	10.46% to 11.07%
Period Ended 12/31/11 (3)	320	0.961095 to 11.440046	332	3.14	0.10 to 0.60	(3.94) to (3.67)
Russell LifePoints Balanced Strategy
Year Ended 12/31/12	7,167	$1.048620 to $11.789785	$9,673	2.60%	0.10% to 0.60%	12.34% to 12.96%
Period Ended 12/31/11 (3)	3,296	0.932549 to 10.437591	4,082	3.47	0.10 to 0.60	(6.79) to (6.53)
Russell LifePoints Growth Strategy
Year Ended 12/31/12	9,304	$1.030529 to $10.802768	$11,345	2.26%	0.10% to 0.60%	13.59% to 14.22%
Period Ended 12/31/11 (3)	1,932	0.906329 to 9.458077	3,034	3.58	0.10 to 0.60	(9.41) to (9.16)
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/12	4,213	$1.023971 to $ 9.799317	$5,371	1.87%	0.10% to 0.60%	15.04% to 15.68%
Period Ended 12/31/11 (3)	1,131	0.889198 to 8.471141	1,453	3.08	0.10 to 0.60	(11.12) to (10.88)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.

6. Subsequent Event — Northwestern Mutual is in the process of filing an application with the Securities and Exchange Commission (the “SEC”) seeking approval to substitute an unaffiliated mutual fund for the Commodities Return Strategy Portfolio (the “Commodities Portfolio”) as an investment option under the variable life insurance contracts issued by Northwestern Mutual (the “Substitution”). The date for completing the Substitution is subject to SEC approval which has not yet been received. The Commodities Portfolio is expected to dissolve immediately following the date of the Substitution. Northwestern Mutual or its affiliates will bear all expenses incurred in connection with the Substitution.

22

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Policyowners of the Northwestern Mutual Variable Life Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Commodities Return Strategy Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division at December 31, 2012, and the results of each of their operations for the year then ended and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2012 by correspondence with Northwestern Mutual Series Fund, Inc., Neuberger Berman Advisers Management Trust, Fidelity Variable Insurance Products and the Russell Investment Funds, provide a reasonable basis for our opinion.

February 28, 2013

Report of Independent Registered Public Accounting Firm

23

Annual Report December 31, 2012

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II Financial Statements

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2012

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division	Large Company Value Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$3,343	$3,874	$1,900	$527	$10,570	$52
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	—	—	244	—

Total Assets	3,343	3,874	1,900	527	10,814	52

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	—	3	—	—	—

Total Liabilities	2	—	3	—	—	—

Total Net Assets	$3,341	$3,874	$1,897	$527	$10,814	$52

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$1,737	$3,186	$1,415	$502	$6,908	$52
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	1,487	582	426	—	3,758	—
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	117	106	56	25	148	—

Total Net Assets	$3,341	$3,874	$1,897	$527	$10,814	$52

(1) Investments, at cost	$3,006	$3,419	$1,755	$513	$9,702	$50
Mutual Fund Shares Held	1,425	1,852	1,420	636	3,723	62
(2) Accumulation Unit Value	$36.785012	$23.543734	$29.198468	$9.155103	$69.136117	$9.343226
Units Outstanding	47	135	48	55	100	6
(3) Accumulation Unit Value	$36.785012	$23.543734	$29.198468	$9.155103	$69.136117	$9.343226
Units Outstanding	40	25	15	—	54	—
(4) Accumulation Unit Value	$36.785012	$23.543734	$29.198468	$9.155103	$69.136117	$9.343226
Units Outstanding	3	5	2	3	2	—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2012

(in thousands, except accumulation unit values)

	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$2,835	$3,140	$1,654	$3,512	$2,108	$2,361
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	8	—	—	5	—	3

Total Assets	2,843	3,140	1,654	3,517	2,108	2,364

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	—	—	—

Total Liabilities	—	—	—	—	—	—

Total Net Assets	$2,843	$3,140	$1,654	$3,517	$2,108	$2,364

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,399	$1,867	$1,193	$2,784	$859	$1,789
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	385	1,169	426	624	1,233	476
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	59	104	35	109	16	99

Total Net Assets	$2,843	$3,140	$1,654	$3,517	$2,108	$2,364

(1) Investments, at cost	$2,506	$2,855	$1,509	$3,355	$1,923	$2,167
Mutual Fund Shares Held	2,902	2,338	507	2,352	1,617	1,254
(2) Accumulation Unit Value	$15.037814	$19.550985	$75.402575	$29.923387	$21.179677	$31.582975
Units Outstanding	160	95	16	93	41	57
(3) Accumulation Unit Value	$15.037814	$19.550985	$75.402575	$29.923387	$21.179677	$31.582975
Units Outstanding	26	60	6	21	58	15
(4) Accumulation Unit Value	$15.037814	$19.550985	$75.402575	$29.923387	$21.179677	$31.582975
Units Outstanding	4	5	—	4	1	3

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Index 600 Stock Division	Small Cap Value Division	International Growth Division	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

$412	$3,555	$2,898	$646	$9,765	$1,257	$5,172	$544
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	6	—	—	—	—	—

412	3,555	2,904	646	9,765	1,257	5,172	544

—	2	—	—	1	—	232	—

—	2	—	—	1	—	232	—

$412	$3,553	$2,904	$646	$9,764	$1,257	$4,940	$544

$402	$2,018	$2,545	$637	$6,609	$1,233	$2,330	$543

10	1,497	247	5	2,903	7	2,609	1

—	38	112	4	252	17	1	—

$412	$3,553	$2,904	$646	$9,764	$1,257	$4,940	$544

$401	$3,163	$2,678	$597	$8,700	$1,163	$5,172	$547
409	1,880	2,399	777	5,443	1,188	5,172	530
$11.903891	$25.839588	$17.130842	$9.205651	$4.474566	$11.369632	$41.497953	$12.076410
34	78	149	69	1,477	108	56	45
$11.903891	$25.839588	$17.130842	$9.205651	$4.474566	$11.369632	$41.497953	$12.076410
1	58	14	1	649	1	63	—
$11.903891	$25.839588	$17.130842	$9.205651	$4.474566	$11.369632	$41.497953	$12.076410
—	1	7	—	56	1	—	—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2012

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi- Sector Bond Division	Commodities Return Strategy Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$7,041	$330	$815	$3,189	$1,688	$623
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	—	—	—	—

Total Assets	7,041	330	815	3,189	1,688	623

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	1	—	—

Total Liabilities	—	—	—	1	—	—

Total Net Assets	$7,041	$330	$815	$3,188	$1,688	$623

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$3,904	$316	$542	$2,063	$1,667	$619
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	2,936	11	269	1,068	2	2
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	201	3	4	57	19	2

Total Net Assets	$7,041	$330	$815	$3,188	$1,688	$623

(1) Investments, at cost	$7,060	$358	$801	$3,088	$1,604	$649
Mutual Fund Shares Held	5,400	309	669	4,248	1,474	791
(2) Accumulation Unit Value	$204.702189	$17.875038	$14.701699	$41.068270	$15.698283	$7.880392
Units Outstanding	19	18	37	50	106	79
(3) Accumulation Unit Value	$204.702189	$17.875038	$14.701699	$41.068270	$15.698283	$7.880392
Units Outstanding	14	1	18	26	—	—
(4) Accumulation Unit Value	$204.702189	$17.875038	$14.701699	$41.068270	$15.698283	$7.880392
Units Outstanding	1	—	—	1	1	—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division

$2,066	$324	$—	$—	$—	$—	$—	$—
—	—	$5,287	$597	—	—	—	—

—	—	—	—	203	—	—	—
—	—	—	—	—	1,772	1,171	2,370

—	—	—	—	—	1	—	—

2,066	324	5,287	597	203	1,773	1,171	2,370

—	1	—	—	—	—	2	—

—	1	—	—	—	—	2	—

$2,066	$323	$5,287	$597	$203	$1,773	$1,169	$2,370

$809	$220	$3,301	$592	$198	$1,633	$937	$2,015

902	65	1,829	2	2	136	208	315

355	38	157	3	3	4	24	40

$2,066	$323	$5,287	$597	$203	$1,773	$1,169	$2,370

$1,961	$301	$5,323	$575	$196	$1,537	$1,027	$2,188
1.371	285	176	23	13	117	90	230
$153.677764	$16.700324	$29.733518	$11.458810	$10.715212	$12.171877	$19.088862	$15.277391
5	13	111	52	18	134	49	132
$153.677764	$16.700324	$29.733518	$11.458810	$10.715212	$12.171877	$19.088862	$15.277391
6	4	62	—	—	11	11	21
$153.677764	$16.700324	$29.733518	$11.458810	$10.715212	$12.171877	$19.088862	$15.277391
2	2	5	—	—	—	1	3

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2012

(in thousands, except accumulation unit values)

	Russell Core Bond Division	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$—	$—	$—	$—	$—	$—
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—	—
Russell Investment Funds	2,416	3,704	30	232	89	55
Due from Northwestern Mutual Life Insurance Company	—	—	—	—	—	—

Total Assets	2,416	3,704	30	232	89	55

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	1	—	—	—	—

Total Liabilities	—	1	—	—	—	—

Total Net Assets	$2,416	$3,703	$30	$232	$89	$55

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$1,699	$3,323	$30	$232	$89	$55
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	630	247	—	—	—	—
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	87	133	—	—	—	—

Total Net Assets	$2,416	$3,703	$30	$232	$89	$55

(1) Investments, at cost	$2,395	$3,129	$29	$225	$85	$52
Mutual Fund Shares Held	223	241	3	24	10	7
(2) Accumulation Unit Value	$22.402721	$37.550773	$12.706153	$11.789785	$10.802768	$9.799317
Units Outstanding	76	88	2	20	8	6
(3) Accumulation Unit Value	$22.402721	$37.550773	$12.706153	$11.789785	$10.802768	$9.799317
Units Outstanding	28	7	—	—	—	—
(4) Accumulation Unit Value	$22.402721	$37.550773	$12.706153	$11.789785	$10.802768	$9.799317
Units Outstanding	4	4	—	—	—	—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Variable Life Account II

For the Year Ended December 31, 2012

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division	Large Company Value Division
Income:
Dividend income	$19	$10	$26	$5	$160	$1

Net investment income (loss)	19	10	26	5	160	1

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	139	265	63	(1)	253	3
Realized gain distributions	—	—	—	21	163	—

Realized gains (losses)	139	265	63	20	416	3

Change in unrealized appreciation/ depreciation of investments during the period	188	350	65	17	632	1

Net increase (decrease) in net assets resulting from operations	$346	$625	$154	$42	$1,208	$5

	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division
Income:
Dividend income	$58	$44	$2	$32	$26	$—

Net investment income (loss)	58	44	2	32	26	—

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	245	177	92	67	11	153
Realized gain distributions	—	—	—	152	—	—

Realized gains (losses)	245	177	92	219	11	153

Change in unrealized appreciation/ depreciation of investments during the period	62	215	80	230	214	38

Net increase (decrease) in net assets resulting from operations	$365	$436	$174	$481	$251	$191

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Operations

Northwestern Mutual Variable Life Account II

For the Year Ended December 31, 2012

(in thousands)

	Index 600 Stock Division	Small Cap Value Division	International Growth Division	Research International Core Division	International Equity Division	Emerging Markets Equity Division
Income:
Dividend income	$10	$12	$33	$8	$226	$1

Net investment income (loss)	10	12	33	8	226	1

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	229	94	1	93	(11)
Realized gain distributions	8	37	—	—	—	—

Realized gains (losses)	10	266	94	1	93	(11)

Change in unrealized appreciation/ depreciation of investments during the period	12	193	281	54	1,320	122

Net increase (decrease) in net assets resulting from operations	$32	$471	$408	$63	$1,639	$112

	Money Market Division	Short-Term Bond Division	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division
Income:
Dividend income	$6	$7	$164	$6	$15	$182

Net investment income (loss)	6	7	164	6	15	182

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	68	18	22	10
Realized gain distributions	—	—	133	30	6	—

Realized gains (losses)	—	—	201	48	28	10

Change in unrealized appreciation/ depreciation of investments during the period	—	—	(69)	(28)	7	170

Net increase (decrease) in net assets resulting from operations	$6	$7	$296	$26	$50	$362

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Multi-Sector Bond Division	Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division	Russell Multi- Style Equity Division

$5	$—	$22	$1	$20	$7	$—	$20

5	—	22	1	20	7	—	20

25	(31)	24	30	164	8	7	139
4	—	—	—	419	—	—	—

29	(31)	24	30	583	8	7	139

97	5	92	6	4	20	4	109

$131	$(26)	$138	$37	$607	$35	$11	$268

Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

$12	$38	$49	$164	$1	$5	$1	$1

12	38	49	164	1	5	1	1

72	60	8	207	—	1	1	—
—	—	56	—	—	—	—	—

72	60	64	207	—	1	1	—

78	290	53	363	2	8	5	3

$162	$388	$166	$734	$3	$14	$7	$4

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$19	$15	$10	$7
Net realized gains (losses)	139	27	265	235
Net change in unrealized appreciation/depreciation	188	(67)	350	(469)

Net increase (decrease) in net assets resulting from operations	346	(25)	625	(227)

Policy Transactions:
Policyowners’ net payments	504	601	867	947
Policy loans, surrenders and death benefits	(131)	(41)	(187)	(280)
Mortality and other (net)	(193)	(153)	(228)	(220)
Transfers from other divisions	13,095	4,059	6,229	14,114
Transfers to other divisions	(12,233)	(4,116)	(7,214)	(14,068)

Net increase (decrease) in net assets resulting from policy transactions	1,042	350	(533)	493

Net increase (decrease) in net assets	1,388	325	92	266

Net Assets:
Beginning of period	1,953	1,628	3,782	3,516

End of period	$3,341	$1,953	$3,874	$3,782

Units issued during the period	384	157	344	846
Units redeemed during the period	(354)	(146)	(372)	(822)

Net units issued (redeemed) during period	30	11	(28)	24

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$58	$51	$44	$38
Net realized gains (losses)	245	20	177	196
Net change in unrealized appreciation/depreciation	62	(65)	215	(261)

Net increase (decrease) in net assets resulting from operations	365	6	436	(27)

Policy Transactions:
Policyowners’ net payments	730	743	484	532
Policy loans, surrenders and death benefits	(87)	(160)	(153)	(179)
Mortality and other (net)	(189)	(172)	(156)	(121)
Transfers from other divisions	4,624	3,798	10,875	10,159
Transfers to other divisions	(5,148)	(3,646)	(10,886)	(9,767)

Net increase (decrease) in net assets resulting from policy transactions	(70)	563	164	624

Net increase (decrease) in net assets	295	569	600	597

Net Assets:
Beginning of period	2,548	1,979	2,540	1,943

End of period	$2,843	$2,548	$3,140	$2,540

Units issued during the period	401	365	632	704
Units redeemed during the period	(405)	(323)	(624)	(668)

Net units issued (redeemed) during period	(4)	42	8	36

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Large Cap Core Stock Division		Large Cap Blend Division		Index 500 Stock Division		Large Company Value Division
Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

$26	$15	$5	$1	$160	$120	$1	$—
63	76	20	—	416	570	3	—
65	(103)	17	(3)	632	(622)	1	1

154	(12)	42	(2)	1,208	68	5	1

555	511	104	11	2,079	1,887	21	2
(119)	(103)	(4)	—	(174)	(283)	(1)	—
(148)	(120)	(24)	(2)	(475)	(378)	(4)	—
3,818	1,940	757	145	28,135	24,516	74	8
(3,819)	(2,091)	(459)	(41)	(26,995)	(23,711)	(53)	(1)

287	137	374	113	2,570	2,031	37	9

441	125	416	111	3,778	2,099	42	10

1,456	1,331	111	—	7,036	4,937	10	—

$1,897	$1,456	$527	$111	$10,814	$7,036	$52	$10

156	102	101	19	474	525	14	2
(146)	(97)	(57)	(5)	(436)	(491)	(9)	(1)

10	5	44	14	38	34	5	1

Mid Cap Growth Stock Division		Index 400 Stock Division		Mid Cap Value Division		Small Cap Growth Stock Division
Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

$2	$5	$32	$28	$26	$20	$—	$7
92	251	219	501	11	64	153	170
80	(393)	230	(566)	214	(126)	38	(242)

174	(137)	481	(37)	251	(42)	191	(65)

410	477	758	942	326	223	597	712
(89)	(172)	(50)	(259)	(40)	(33)	(85)	(137)
(112)	(125)	(205)	(201)	(94)	(48)	(152)	(161)
2,996	11,246	8,287	12,938	6,592	2,279	4,626	3,829
(3,812)	(11,204)	(9,207)	(12,418)	(5,829)	(2,255)	(4,867)	(3,832)

(607)	222	(417)	1,002	955	166	119	411

(433)	85	64	965	1,206	124	310	346

2,087	2,002	3,453	2,488	902	778	2,054	1,708

$1,654	$2,087	$3,517	$3,453	$2,108	$902	$2,364	$2,054

48	173	342	554	355	190	172	181
(57)	(170)	(359)	(515)	(305)	(183)	(169)	(167)

(9)	3	(17)	39	50	7	3	14

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$10	$—	$12	$17
Net realized gains (losses)	10	1	266	245
Net change in unrealized appreciation/depreciation	12	(1)	193	(317)

Net increase (decrease) in net assets resulting from operations	32	—	471	(55)

Policy Transactions:
Policyowners’ net payments	94	3	664	685
Policy loans, surrenders and death benefits	(1)	—	(154)	(253)
Mortality and other (net)	(14)	(1)	(184)	(166)
Transfers from other divisions	566	27	11,471	11,138
Transfers to other divisions	(286)	(8)	(11,494)	(10,893)

Net increase (decrease) in net assets resulting from policy transactions	359	21	303	511

Net increase (decrease) in net assets	391	21	774	456

Net Assets:
Beginning of period	21	—	2,779	2,323

End of period	$412	$21	$3,553	$2,779

Units issued during the period	69	3	516	576
Units redeemed during the period	(36)	(1)	(504)	(555)

Net units issued (redeemed) during period	33	2	12	21

	Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$6	$4	$7	$2
Net realized gains (losses)	—	—	—	—
Net change in unrealized appreciation/depreciation	—	—	—	(3)

Net increase (decrease) in net assets resulting from operations	6	4	7	(1)

Policy Transactions:
Policyowners’ net payments	8,307	7,398	66	19
Policy loans, surrenders and death benefits	(367)	(448)	(291)	(1)
Mortality and other (net)	(354)	(316)	(10)	(2)
Transfers from other divisions	13,956	8,619	859	187
Transfers to other divisions	(20,323)	(14,336)	(263)	(26)

Net increase (decrease) in net assets resulting from policy transactions	1,219	917	361	177

Net increase (decrease) in net assets	1,225	921	368	176

Net Assets:
Beginning of period	3,715	2,794	176	—

End of period	$4,940	$3,715	$544	$176

Units issued during the period	575	438	102	38
Units redeemed during the period	(545)	(417)	(72)	(23)

Net units issued (redeemed) during period	30	21	30	15

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

International Growth Division		Research International Core Division		International Equity Division		Emerging Markets Equity Division
Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

$33	$23	$8	$2	$226	$146	$1	$3
94	37	1	(5)	93	10	(11)	(11)
281	(333)	54	(5)	1,320	(895)	122	(27)

408	(273)	63	(8)	1,639	(739)	112	(35)

774	718	140	19	1,971	2,023	302	48
(76)	(104)	(15)	(3)	(389)	(553)	(20)	(2)
(172)	(153)	(33)	(4)	(541)	(473)	(64)	(7)
5,240	3,891	1,118	232	25,147	21,325	1,962	509
(5,276)	(3,648)	(762)	(101)	(24,890)	(20,693)	(1,390)	(158)

490	704	448	143	1,298	1,629	790	390

898	431	511	135	2,937	890	902	355

2,006	1,575	135	—	6,827	5,937	355	—

$2,904	$2,006	$646	$135	$9,764	$6,827	$1,257	$355

406	300	154	30	6,925	5,879	226	65
(375)	(255)	(101)	(13)	(6,597)	(5,474)	(153)	(28)

31	45	53	17	328	405	73	37

Select Bond Division		Long-Term U.S. Government Bond Division		Inflation Protection Division		High Yield Bond Division
Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

$164	$159	$6	$—	$15	$—	$182	$125
201	175	48	1	28	2	10	137
(69)	(7)	(28)	—	7	8	170	(180)

296	327	26	1	50	10	362	82

1,589	1,427	101	1	164	41	731	511
(613)	(278)	(152)	(1)	(309)	(1)	(38)	(121)
(405)	(359)	(22)	(1)	(28)	(4)	(161)	(126)
19,549	12,516	591	7	2,393	503	9,237	5,423
(18,502)	(12,783)	(221)	—	(1,787)	(217)	(9,169)	(5,101)

1,618	523	297	6	433	322	600	586

1,914	850	323	7	483	332	962	668

5,127	4,277	7	—	332	—	2,226	1,558

$7,041	$5,127	$330	$7	$815	$332	$3,188	$2,226

109	91	54	—	204	59	265	189
(101)	(88)	(35)	—	(173)	(35)	(250)	(173)

8	3	19	—	31	24	15	16

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Multi-Sector Bond Division		Commodities Return Strategy Division
	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$5	$12	$—	$—
Net realized gains (losses)	29	3	(31)	(4)
Net change in unrealized appreciation/depreciation	97	(12)	5	(31)

Net increase (decrease) in net assets resulting from operations	131	3	(26)	(35)

Policy Transactions:
Policyowners’ net payments	349	22	199	62
Policy loans, surrenders and death benefits	(174)	(1)	(12)	(2)
Mortality and other (net)	(57)	(4)	(36)	(8)
Transfers from other divisions	2,159	295	1,097	428
Transfers to other divisions	(958)	(77)	(918)	(126)

Net increase (decrease) in net assets resulting from policy transactions	1,319	235	330	354

Net increase (decrease) in net assets	1,450	238	304	319

Net Assets:
Beginning of period	238	—	319	—

End of period	$1,688	$238	$623	$319

Units issued during the period	218	42	165	69
Units redeemed during the period	(128)	(25)	(126)	(29)

Net units issued (redeemed) during period	90	17	39	40

	Neuberger Berman AMT Socially Responsive Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$—	$—	$20	$15
Net realized gains (losses)	7	(1)	139	82
Net change in unrealized appreciation/depreciation	4	2	109	(142)

Net increase (decrease) in net assets resulting from operations	11	1	268	(45)

Policy Transactions:
Policyowners’ net payments	57	11	412	517
Policy loans, surrenders and death benefits	(12)	(2)	(194)	(150)
Mortality and other (net)	(15)	(2)	(120)	(125)
Transfers from other divisions	420	111	3,445	2,603
Transfers to other divisions	(314)	(63)	(3,654)	(2,600)

Net increase (decrease) in net assets resulting from policy transactions	136	55	(111)	245

Net increase (decrease) in net assets	147	56	157	200

Net Assets:
Beginning of period	56	—	1,616	1,416

End of period	$203	$56	$1,773	$1,616

Units issued during the period	49	13	371	321
Units redeemed during the period	(37)	(7)	(379)	(301)

Net units issued (redeemed) during period	12	6	(8)	20

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Balanced Division		Asset Allocation Division		Fidelity VIP Mid-Cap Division		Fidelity VIP Contrafund Division
Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

$22	$37	$1	$8	$20	$1	$7	$1
24	71	30	29	583	341	8	—
92	(84)	6	(36)	4	(673)	20	2

138	24	37	1	607	(331)	35	3

304	449	63	69	1,051	1,058	141	13
(12)	(46)	(26)	(37)	(179)	(169)	(25)	(2)
(100)	(79)	(25)	(26)	(274)	(239)	(28)	(3)
5,744	5,435	427	508	19,821	7,121	923	132
(5,421)	(5,455)	(497)	(557)	(18,709)	(7,086)	(525)	(67)

515	304	(58)	(43)	1,710	685	486	73

653	328	(21)	(42)	2,317	354	521	76

1,413	1,085	344	386	2,970	2,616	76	—

$2,066	$1,413	$323	$344	$5,287	$2,970	$597	$76

42	45	32	47	746	318	103	16
(38)	(43)	(36)	(50)	(683)	(292)	(59)	(8)

4	2	(4)	(3)	63	26	44	8

Russell Aggressive Equity Division		Russell Non-U.S. Division		Russell Core Bond Division		Russell Global Real Estate Securities Division

Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

$12	$5	$38	$29	$49	$50	$164	$51
72	52	60	27	64	47	207	(20)
78	(113)	290	(330)	53	(31)	363	(216)

162	(56)	388	(274)	166	66	734	(185)

288	403	491	628	674	480	860	784
(39)	(71)	(100)	(165)	(71)	(84)	(136)	(182)
(79)	(81)	(135)	(133)	(150)	(126)	(232)	(198)
1,899	1,557	4,280	3,640	5,201	3,469	5,742	4,047
(2,109)	(1,508)	(4,471)	(3,328)	(5,349)	(3,137)	(5,715)	(3,726)

(40)	300	65	642	305	602	519	725

122	244	453	368	471	668	1,253	540

1,047	803	1,917	1,549	1,945	1,277	2,450	1,910

$1,169	$1,047	$2,370	$1,917	$2,416	$1,945	$3,703	$2,450

134	130	367	349	281	222	213	191
(136)	(114)	(361)	(305)	(267)	(193)	(197)	(168)

(2)	16	6	44	14	29	16	23

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division
	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$1	$—	$5	$—
Net realized gains (losses)	—	—	1	—
Net change in unrealized appreciation/depreciation	2	—	8	(1)

Net increase (decrease) in net assets resulting from operations	3	—	14	(1)

Policy Transactions:
Policyowners’ net payments	8	2	73	2
Policy loans, surrenders and death benefits	—	(1)	—	(1)
Mortality and other (net)	(2)	—	(16)	—
Transfers from other divisions	30	38	249	59
Transfers to other divisions	(29)	(19)	(128)	(19)

Net increase (decrease) in net assets resulting from policy transactions	7	20	178	41

Net increase (decrease) in net assets	10	20	192	40

Net Assets:
Beginning of period	20	—	40	—

End of period	$30	$20	$232	$40

Units issued during the period	3	4	29	6
Units redeemed during the period	(3)	(2)	(13)	(2)

Net units issued (redeemed) during period	—	2	16	4

	Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division
	Year Ended December 31, 2012	Period June 30 to December 31, 2011	Year Ended December 31, 2012	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$1	$—	$1	$—
Net realized gains (losses)	1	—	—	—
Net change in unrealized appreciation/depreciation	5	(1)	3	—

Net increase (decrease) in net assets resulting from operations	7	(1)	4	—

Policy Transactions:
Policyowners’ net payments	37	6	22	3
Policy loans, surrenders and death benefits	—	(1)	—	(1)
Mortality and other (net)	(10)	(1)	(6)	—
Transfers from other divisions	96	36	30	8
Transfers to other divisions	(73)	(7)	(3)	(2)

Net increase (decrease) in net assets resulting from policy transactions	50	33	43	8

Net increase (decrease) in net assets	57	32	47	8

Net Assets:
Beginning of period	32	—	8	—

End of period	$89	$32	$55	$8

Units issued during the period	13	4	6	1
Units redeemed during the period	(8)	(1)	(1)	—

Net units issued (redeemed) during period	5	3	5	1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Notes to Financial Statements

Northwestern Mutual Variable Life Account II

December 31, 2012

1. Organization — Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies (“the Policies”). The Account began operations on January 31, 2007.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

2. Significant Accounting Policies

A.	Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation — The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2012, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Policy Dividends — Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Taxes — Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

3. Purchases and Sales of Investments — Purchases and sales of the Funds’ shares for the year ended December 31, 2012 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$1,407	$346
Focused Appreciation	1,004	1,527
Large Cap Core Stock	606	290
Large Cap Blend	428	27
Index 500 Stock	3,386	737
Large Company Value	43	5
Domestic Equity	800	818
Equity Income	626	419
Mid Cap Growth Stock	423	1,026
Index 400 Stock	978	1,217
Mid Cap Value	1,125	145
Small Cap Growth Stock	615	501
Index 600 Stock	394	15
Small Cap Value	813	460
International Growth	834	315
Research International Core	515	59
International Equity	2,543	1,016
Emerging Markets Equity	894	100
Money Market	9,055	7,593
Short-Term Bond	954	586
Select Bond	3,283	1,367
Long-Term U.S. Government Bond	643	310
Inflation Protection	1,082	627
High Yield Bond	1,009	224
Multi-Sector Bond	1,711	383
Commodities Return Strategy	392	61
Balanced	665	128
Asset Allocation	65	122
Fidelity VIP Mid Cap	2,714	560
Fidelity VIP Contrafund	551	58
Neuberger Berman AMT Socially Responsive	172	35
Russell Multi-Style Equity	446	539
Russell Aggressive Equity	312	339
Russell Non-U.S.	541	437
Russell Core Bond	805	395
Russell Global Real Estate Securities	1,089	406
Russell LifePoints Moderate Strategy	11	2
Russell LifePoints Balanced Strategy	201	18
Russell LifePoints Growth Strategy	61	11
Russell LifePoints Equity Growth Strategy	52	9

Notes to Financial Statements

Notes to Financial Statements

4. Expenses and Related Party Transactions — A deduction for mortality and expense risks is determined monthly and paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

A deduction for the mortality and expense risks for Custom Variable Universal Life policies is determined at an annual rate of 0.35% of the amount invested in the Account for the Policy for the first ten Policy years, 0.20% for the next ten Policy years and 0.05% thereafter. A deduction for the mortality and expense risks for Executive Variable Universal Life policies is determined at an annual rate of 0.20% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.10% thereafter. A deduction for the mortality and expense risks for Survivorship Variable Universal Life Policies is determined at an annual rate of 0.10% of the amount invested in the Account for the Policy for the first twenty Policy years, and 0.05% thereafter.

Additional mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years on all Survivorship Variable Universal Life policies based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are determined monthly and are paid to Northwestern Mutual to cover the cost of providing insurance protection. This cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed death benefit among other charges which are detailed in the Prospectus.

The charges noted are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

5. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000's)	Unit Value	Net Assets (000's)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Growth Stock
Year Ended 12/31/12	90	$36.785012	$3,341	0.59%	0.05% to 0.35%	12.94%
Year Ended 12/31/11	60	32.569595	1,953	0.80	0.05 to 0.35	(1.30)
Year Ended 12/31/10	49	32.998214	1,628	0.86	0.05 to 0.35	12.37
Year Ended 12/31/09	31	29.365924	938	1.18	0.05 to 0.35	37.17
Year Ended 12/31/08	18	21.408736	394	1.25	0.05 to 0.35	(38.86)
Focused Appreciation
Year Ended 12/31/12	165	$23.543734	$3,874	0.28%	0.05% to 0.35%	20.14%
Year Ended 12/31/11	193	19.596705	3,782	0.18	0.05 to 0.35	(6.10)
Year Ended 12/31/10	169	20.869750	3,516	0.00	0.05 to 0.35	9.33
Year Ended 12/31/09	181	19.088595	3,450	0.00	0.05 to 0.35	42.47
Year Ended 12/31/08	103	13.397864	1,378	0.44	0.05 to 0.35	(40.01)
Large Cap Core Stock
Year Ended 12/31/12	65	$29.198468	$1,897	1.29%	0.05% to 0.35%	11.63%
Year Ended 12/31/11	55	26.156583	1,456	1.15	0.05 to 0.35	(1.21)
Year Ended 12/31/10	50	26.477036	1,331	1.26	0.05 to 0.35	12.91
Year Ended 12/31/09	25	23.449551	588	1.89	0.05 to 0.35	29.33
Year Ended 12/31/08	17	18.131181	294	1.79	0.05 to 0.35	(38.74)
Large Cap Blend
Year Ended 12/31/12	58	$9.155103	$527	1.17%	0.05% to 0.35%	15.20%
Period Ended 12/31/11 (3)	14	7.947227	111	2.27	0.05 to 0.35	(5.56)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000's)	Unit Value	Net Assets (000's)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Index 500 Stock
Year Ended 12/31/12	156	$69.136117	$10,814	1.77%	0.05% to 0.35%	15.76%
Year Ended 12/31/11	118	59.726031	7,036	1.84	0.05 to 0.35	1.95
Year Ended 12/31/10	84	58.583796	4,937	2.07	0.05 to 0.35	14.89
Year Ended 12/31/09	55	50.989051	2,807	2.95	0.05 to 0.35	26.40
Year Ended 12/31/08	26	40.340674	1,078	2.36	0.05 to 0.35	(36.94)
Large Company Value
Year Ended 12/31/12	6	$9.343226	$52	2.32%	0.05% to 0.35%	16.47%
Period Ended 12/31/11 (3)	1	8.021755	10	5.34	0.05 to 0.35	(3.12)
Domestic Equity
Year Ended 12/31/12	190	$15.037814	$2,843	2.15%	0.05% to 0.35%	14.35%
Year Ended 12/31/11	194	13.151218	2,548	2.12	0.05 to 0.35	0.91
Year Ended 12/31/10	152	13.033112	1,979	2.36	0.05 to 0.35	14.62
Year Ended 12/31/09	120	11.370681	1,362	3.63	0.05 to 0.35	29.52
Year Ended 12/31/08	66	8.778981	581	3.27	0.05 to 0.35	(38.49)
Equity Income
Year Ended 12/31/12	160	$19.550985	$3,140	1.57%	0.05% to 0.35%	17.23%
Year Ended 12/31/11	152	16.677245	2,540	1.64	0.05 to 0.35	(0.92)
Year Ended 12/31/10	116	16.832155	1,943	1.69	0.05 to 0.35	15.33
Year Ended 12/31/09	83	14.595160	1,216	3.12	0.05 to 0.35	24.58
Year Ended 12/31/08	46	11.715261	541	0.03	0.05 to 0.35	(35.81)
Mid Cap Growth Stock
Year Ended 12/31/12	22	$75.402575	$1,654	0.12%	0.05% to 0.35%	11.97%
Year Ended 12/31/11	31	67.344023	2,087	0.24	0.05 to 0.35	(6.18)
Year Ended 12/31/10	28	71.778944	2,002	0.30	0.05 to 0.35	23.86
Year Ended 12/31/09	21	57.953082	1,171	0.28	0.05 to 0.35	32.09 (2)
Year Ended 12/31/08	14	43.872392	619	0.36	0.05 to 0.35	(40.08)
Index 400 Stock
Year Ended 12/31/12	118	$29.923387	$3,517	0.92%	0.05% to 0.35%	17.64%
Year Ended 12/31/11	135	25.435391	3,453	0.86	0.05 to 0.35	(1.92)
Year Ended 12/31/10	96	25.934506	2,488	1.18	0.05 to 0.35	26.29
Year Ended 12/31/09	65	20.535699	1,320	1.86	0.05 to 0.35	37.00
Year Ended 12/31/08	43	14.989442	653	1.84	0.05 to 0.35	(36.28)
Mid Cap Value
Year Ended 12/31/12	100	$21.179677	$2,108	1.46%	0.05% to 0.35%	16.57%
Year Ended 12/31/11	50	18.168731	902	2.35	0.05 to 0.35	(0.61)
Year Ended 12/31/10	43	18.279525	778	1.29	0.05 to 0.35	19.93
Year Ended 12/31/09	28	15.242180	434	1.23	0.05 to 0.35	23.24
Year Ended 12/31/08	19	12.367958	237	0.00	0.05 to 0.35	(35.07)
Small Cap Growth Stock
Year Ended 12/31/12	75	$31.582975	$2,364	0.00%	0.05% to 0.35%	9.48%
Year Ended 12/31/11	72	28.847575	2,054	0.36	0.05 to 0.35	(2.78)
Year Ended 12/31/10	58	29.671998	1,708	0.84	0.05 to 0.35	25.85
Year Ended 12/31/09	34	23.577314	809	0.30	0.05 to 0.35	31.17
Year Ended 12/31/08	17	17.974245	316	0.20	0.05 to 0.35	(43.87)
Index 600 Stock
Year Ended 12/31/12	35	$11.903891	$412	4.14%	0.05% to 0.35%	15.80%
Period Ended 12/31/11 (3)	2	10.280016	21	1.82	0.05 to 0.35	(6.01)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have been 31.99% for the Mid Cap Growth Stock Division, 32.39% for the International Equity Division and 0.61% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000's)	Unit Value	Net Assets (000's)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Small Cap Value
Year Ended 12/31/12	137	$25.839588	$3,553	0.38%	0.05% to 0.35%	16.33%
Year Ended 12/31/11	125	22.212770	2,779	0.63	0.05 to 0.35	(1.36)
Year Ended 12/31/10	104	22.519799	2,323	1.11	0.05 to 0.35	21.95
Year Ended 12/31/09	78	18.466637	1,431	0.88	0.05 to 0.35	28.18
Year Ended 12/31/08	54	14.406429	774	0.41	0.05 to 0.35	(28.13)
International Growth
Year Ended 12/31/12	170	$17.130842	$2,904	1.36%	0.05% to 0.35%	17.99%
Year Ended 12/31/11	139	14.519220	2,006	1.18	0.05 to 0.35	(13.17)
Year Ended 12/31/10	94	16.720938	1,575	0.97	0.05 to 0.35	16.43
Year Ended 12/31/09	61	14.361577	870	0.67	0.05 to 0.35	23.16
Year Ended 12/31/08	37	11.660588	429	1.92	0.05 to 0.35	(46.19)
Research International Core
Year Ended 12/31/12	70	$9.205651	$646	1.83%	0.05% to 0.35%	16.76%
Period Ended 12/31/11 (3)	17	7.884380	135	3.54	0.05 to 0.35	(15.93)
International Equity
Year Ended 12/31/12	2,182	$4.474566	$9,764	2.70%	0.05% to 0.35%	21.52%
Year Ended 12/31/11	1,854	3.682261	6,827	2.17	0.05 to 0.35	(10.10)
Year Ended 12/31/10	1,449	4.095847	5,937	3.12	0.05 to 0.35	7.67
Year Ended 12/31/09	1,000	3.803991	3,801	4.86	0.05 to 0.35	33.11 (2)
Year Ended 12/31/08	671	2.857743	1,918	3.21	0.05 to 0.35	(43.78)
Emerging Markets Equity
Year Ended 12/31/12	110	$11.369632	$1,257	0.15%	0.05% to 0.35%	18.83%
Period Ended 12/31/11 (3)	37	9.567929	355	2.16	0.05 to 0.35	(18.36)
Money Market
Year Ended 12/31/12	119	$41.497953	$4,940	0.14%	0.05% to 0.35%	0.15%
Year Ended 12/31/11	89	41.437528	3,715	0.12	0.05 to 0.35	0.14
Year Ended 12/31/10	68	41.380226	2,794	0.29	0.05 to 0.35	0.29
Year Ended 12/31/09	66	41.258586	2,720	0.70	0.05 to 0.35	0.76 (2)
Year Ended 12/31/08	39	40.947848	1,617	2.64	0.05 to 0.35	2.76
Short-Term Bond
Year Ended 12/31/12	45	$12.076410	$544	1.79%	0.05% to 0.35%	2.07%
Period Ended 12/31/11 (3)	15	11.832025	176	3.05	0.05 to 0.35	(0.42)
Select Bond
Year Ended 12/31/12	34	$204.702189	$7,041	2.64%	0.05% to 0.35%	4.96%
Year Ended 12/31/11	26	195.021673	5,127	3.36	0.05 to 0.35	7.16
Year Ended 12/31/10	23	181.992325	4,277	3.93	0.05 to 0.35	6.59
Year Ended 12/31/09	15	170.745431	2,588	5.68	0.05 to 0.35	9.37
Year Ended 12/31/08	8	156.116892	1,150	4.95	0.05 to 0.35	3.26
Long-Term U.S. Government Bond
Year Ended 12/31/12	19	$17.875038	$330	1.62%	0.05% to 0.35%	3.75%
Period Ended 12/31/11 (3)	—	17.228764	7	5.68	0.05 to 0.35	25.15
Inflation Protection
Year Ended 12/31/12	55	$14.701699	$815	2.04%	0.05% to 0.35%	7.35%
Period Ended 12/31/11 (3)	24	13.694886	332	0.04	0.05 to 0.35	6.60
High Yield Bond
Year Ended 12/31/12	77	$41.068270	$3,188	6.28%	0.05% to 0.35%	13.89%
Year Ended 12/31/11	62	36.059875	2,226	6.99	0.05 to 0.35	4.59
Year Ended 12/31/10	46	34.475967	1,558	7.29	0.05 to 0.35	14.56
Year Ended 12/31/09	34	30.094875	1,016	8.52	0.05 to 0.35	45.39
Year Ended 12/31/08	19	20.699102	401	9.45	0.05 to 0.35	(21.35)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have been 31.99% for the Mid Cap Growth Stock Division, 32.39% for the International Equity Division and 0.61% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000's)	Unit Value	Net Assets (000's)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Multi-Sector Bond
Year Ended 12/31/12	107	$15.698283	$1,688	0.42%	0.05% to 0.35%	14.94%
Period Ended 12/31/11 (3)	17	13.657358	238	11.64	0.05 to 0.35	1.71
Commodities Return Strategy
Year Ended 12/31/12	79	$7.880392	$623	0.00%	0.05% to 0.35%	(2.35%)
Period Ended 12/31/11 (3)	40	8.070260	319	0.00	0.05 to 0.35	(11.02)
Balanced
Year Ended 12/31/12	13	$153.677764	$2,066	1.25%	0.05% to 0.35%	9.69%
Year Ended 12/31/11	9	140.096515	1,413	2.94	0.05 to 0.35	2.11
Year Ended 12/31/10	7	137.200077	1,085	2.32	0.05 to 0.35	11.96
Year Ended 12/31/09	4	122.549243	542	5.28	0.05 to 0.35	21.43
Year Ended 12/31/08	2	100.918470	167	1.48	0.05 to 0.35	(22.72)
Asset Allocation
Year Ended 12/31/12	19	$16.700324	$323	0.22%	0.05% to 0.35%	11.02%
Year Ended 12/31/11	23	15.042893	344	2.25	0.05 to 0.35	(0.08)
Year Ended 12/31/10	26	15.054442	386	3.10	0.05 to 0.35	13.01
Year Ended 12/31/09	20	13.321541	254	3.15	0.05 to 0.35	27.09
Year Ended 12/31/08	10	10.482012	112	2.90	0.05 to 0.35	(30.13)
Fidelity VIP Mid Cap
Year Ended 12/31/12	178	$29.733518	$5,287	0.42%	0.05% to 0.35%	14.56%
Year Ended 12/31/11	115	25.953961	2,970	0.02	0.05 to 0.35	(10.85)
Year Ended 12/31/10	89	29.113348	2,616	0.14	0.05 to 0.35	28.57
Year Ended 12/31/09	61	22.643898	1,370	0.54	0.05 to 0.35	39.75
Year Ended 12/31/08	29	16.202990	478	0.26	0.05 to 0.35	(39.61)
Fidelity VIP Contrafund
Year Ended 12/31/12	52	$11.458810	$597	1.61%	0.05% to 0.35%	16.14%
Period Ended 12/31/11 (3)	8	9.866342	76	2.07	0.05 to 0.35	(7.43)
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/12	18	$10.715212	$203	0.31%	0.05% to 0.35%	10.98%
Period Ended 12/31/11 (3)	6	9.655117	56	1.00	0.05 to 0.35	(8.79)
Russell Multi-Style Equity
Year Ended 12/31/12	145	$12.171877	$1,773	1.11%	0.05% to 0.35%	15.69%
Year Ended 12/31/11	153	10.521100	1,616	0.94	0.05 to 0.35	(1.55)
Year Ended 12/31/10	133	10.686543	1,416	0.88	0.05 to 0.35	16.46
Year Ended 12/31/09	107	9.176223	991	1.17	0.05 to 0.35	31.40
Year Ended 12/31/08	60	6.983334	424	1.27	0.05 to 0.35	(40.56)
Russell Aggressive Equity
Year Ended 12/31/12	61	$19.088862	$1,169	1.10%	0.05% to 0.35%	15.84%
Year Ended 12/31/11	63	16.479338	1,047	0.49	0.05 to 0.35	(4.20)
Year Ended 12/31/10	47	17.202203	803	0.47	0.05 to 0.35	24.88
Year Ended 12/31/09	29	13.775086	418	0.50	0.05 to 0.35	31.39
Year Ended 12/31/08	20	10.483725	207	1.09	0.05 to 0.35	(42.92)
Russell Non-U.S.
Year Ended 12/31/12	156	$15.277391	$2,370	1.77%	0.05% to 0.35%	19.81%
Year Ended 12/31/11	150	12.750860	1,917	1.54	0.05 to 0.35	(12.88)
Year Ended 12/31/10	106	14.635995	1,549	0.71	0.05 to 0.35	11.42
Year Ended 12/31/09	66	13.135524	876	2.83	0.05 to 0.35	26.49
Year Ended 12/31/08	41	10.384851	424	0.00	0.05 to 0.35	(42.41)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000's)	Unit Value	Net Assets (000's)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Russell Core Bond
Year Ended 12/31/12	108	$22.402721	$2,416	2.29%	0.05% to 0.35%	8.38%
Year Ended 12/31/11	94	20.671320	1,945	3.17	0.05 to 0.35	4.68
Year Ended 12/31/10	65	19.746605	1,277	3.73	0.05 to 0.35	10.02
Year Ended 12/31/09	41	17.948158	730	4.73	0.05 to 0.35	15.81
Year Ended 12/31/08	21	15.497865	325	3.63	0.05 to 0.35	(3.57)
Russell Global Real Estate Securities
Year Ended 12/31/12	99	$37.550773	$3,703	5.21%	0.05% to 0.35%	27.56%
Year Ended 12/31/11	83	29.438654	2,450	2.18	0.05 to 0.35	(7.05)
Year Ended 12/31/10	60	31.671345	1,910	2.28	0.05 to 0.35	22.92
Year Ended 12/31/09	41	25.765834	1,057	4.34	0.05 to 0.35	28.94
Year Ended 12/31/08	20	19.982226	400	1.85	0.05 to 0.35	(36.68)
Russell LifePoints Moderate Strategy
Year Ended 12/31/12	2	$12.706153	$30	2.98%	0.05% to 0.35%	11.07%
Period Ended 12/31/11 (3)	2	11.440046	20	5.02	0.05 to 0.35	(3.67)
Russell LifePoints Balanced Strategy
Year Ended 12/31/12	20	$11.789785	$232	2.75%	0.05% to 0.35%	12.96%
Period Ended 12/31/11 (3)	4	10.437591	40	5.54	0.05 to 0.35	(6.53)
Russell LifePoints Growth Strategy
Year Ended 12/31/12	8	$10.802768	$89	2.28%	0.05% to 0.35%	14.22%
Period Ended 12/31/11 (3)	3	9.458077	32	4.23	0.05 to 0.35	(9.16)
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/12	6	$ 9.799317	$55	2.10%	0.05% to 0.35%	15.68%
Period Ended 12/31/11 (3)	1	8.471141	8	3.99	0.05 to 0.35	(10.88)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.

6. Subsequent Event — Northwestern Mutual is in the process of filing an application with the Securities and Exchange Commission (the “SEC”) seeking approval to substitute an unaffiliated mutual fund for the Commodities Return Strategy Portfolio (the “Commodities Portfolio”) as an investment option under the variable life insurance contracts issued by Northwestern Mutual (the “Substitution”). The date for completing the Substitution is subject to SEC approval which has not yet been received. The Commodities Portfolio is expected to dissolve immediately following the date of the Substitution. Northwestern Mutual or its affiliates will bear all expenses incurred in connection with the Substitution.

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Policyowners of the Northwestern Mutual Variable Life Account II

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account II and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Commodities Return Strategy Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division at December 31, 2012, and the results of each of their operations for the year then ended and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2012 by correspondence with Northwestern Mutual Series Fund, Inc., Neuberger Berman Advisers Management Trust, Fidelity Variable Insurance Products and the Russell Investment Funds, provide a reasonable basis for our opinion.

February 28, 2013

Report of Independent Registered Public Accounting Firm

P.O. Box 3095

Milwaukee, WI 53201-3095

PRSRT BPM

US POSTAGE

PAID

NORThwESTERN

MUTUAl

This booklet contains information about the Northwestern Mutual variable insurance products and the mutual funds identified on the front cover. The mutual funds correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the mutual fund prospectuses, which contain detailed information about mutual fund investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed below. You should read and carefully consider this information before you invest or send money. The mutual fund reports are prepared from the books and records of the funds. Discussions of investment performance in the reports represent the views of the funds’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA’s Web site at www.finra.org or by contacting the FINRA BrokerCheck Hotline at 800-289-9999. Northwestern Mutual is the marketing name for The Northwestern Mutual Life Insurance Company, Milwaukee, WI (NM) (life and disability insurance, annuities) and its subsidiaries.

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), Suite 600, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC

90-1899 (0786) (REV 0113)